As filed with the Securities and Exchange Commission on February 18, 2003
                                              Securities Act File No. 333-101350
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    Form N-14


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]


                         Pre-Effective Amendment No. [ ]


                        Post-Effective Amendment No.1 [X]


                              ING SERIES FUND, INC.
                       (Formerly Aetna Series Fund, Inc.)
               (Exact Name of Registrant as Specified in Charter)


         7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034
               (Address of Principal Executive Offices) (Zip Code)


                                 1-800-992-0180
                  (Registrant's Area Code and Telephone Number)


                              Kimberly A. Anderson
                              ING Investments, LLC
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                     (Name and Address of Agent for Service)


                                 With copies to:


                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective.

--------------------------------------------------------------------------------

 It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

--------------------------------------------------------------------------------

      No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment
                        Company Act of 1940, as amended.

================================================================================

                           ING Global Technology Fund
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                                 1-800-992-0180

                                February 21, 2003

Dear Shareholder:

     Your Board of Trustees has called a special meeting of shareholders ("Special Meeting") of ING Global Technology Fund ("Global Technology Fund"), which is scheduled for 10:00 a.m., Local time, on April 17, 2003 at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.

     The Board of Trustees of Global Technology Fund has reviewed and recommends the proposed reorganization (the "Reorganization") of Global Technology Fund, which is managed by ING Investments, LLC, ("ING Investments"), into the ING Technology Fund ("Technology Fund"), which is also managed by ING Investments (each a "Fund", and collectively, the "Funds"). The Sub-Adviser to Technology Fund is AIC Asset Management, LLC (formerly, Elijah Asset Management, LLC). Both Funds are members of the mutual fund group called the "ING Funds."

     If approved by shareholders, you will become a shareholder of the Technology Fund on the date that the Reorganization occurs. The Reorganization would provide shareholders of the Technology Fund with an opportunity to participate in a larger fund with similar investment objectives and strategies.

     You are being asked to vote to approve an Agreement and Plan of Reorganization. The accompanying document describes the proposed transaction and compares the strategies and expenses of each of the Funds for your evaluation.

     After careful consideration, the Board of Trustees of Global Technology Fund unanimously approved this proposal and recommends shareholders vote "FOR" the proposal.

     A Proxy Statement/Prospectus that describes the Reorganization is enclosed. We hope that you can attend the Special Meeting in person; however, we urge you in any event to vote your shares by completing and returning the enclosed proxy card in the envelope provided at your earliest convenience.

     YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN. TO AVOID THE ADDED COST OF FOLLOW-UP SOLICITATIONS AND POSSIBLE ADJOURNMENTS, PLEASE TAKE A FEW MINUTES TO READ THE PROXY STATEMENT/PROSPECTUS AND CAST YOUR VOTE. IT IS IMPORTANT THAT YOUR VOTE BE RECEIVED NO LATER THAN APRIL 17, 2003.

     Global Technology Fund is using Georgeson Shareholder Communications, Inc., a professional proxy solicitation firm, to assist shareholders in the voting process. As the date of the Special Meeting approaches, if we have not already heard from you, you may receive a telephone call from Georgeson Shareholder Communications, Inc., reminding you to exercise your right to vote.

     We appreciate your participation and prompt response in this matter and thank you for your continued support.


                                        Sincerely,

                                        /s/ James M. Hennessy

                                        James M. Hennessy,
                                        President and Chief Executive Officer

                           ING Global Technology Fund
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                                 1-800-992-0180

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          OF ING GLOBAL TECHNOLOGY FUND
                          SCHEDULED FOR APRIL 17, 2003

To the Shareholders:

     NOTICE IS HEREBY GIVEN that a special meeting of shareholders ("Special Meeting") of ING Global Technology Fund ("Global Technology Fund") is scheduled for April 17, 2003 at 10:00 a.m., Local time, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.

     At the Special Meeting, you will be asked to consider and approve the following proposals:

     (1) To approve an Agreement and Plan of Reorganization (the "Reorganization Agreement") by and among Global Technology Fund and ING Technology Fund ("Technology Fund"), providing for the merger of Global Technology Fund with and into Technology Fund; and

     (2) To transact such other business, not currently contemplated, that may properly come before the Special Meeting in the discretion of the proxies or their substitutes.

     Shareholders of record as of the close of business on January 31, 2003, are entitled to notice of, and to vote at, the Special Meeting or any adjournment thereof. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD so that a quorum will be present and a maximum number of shares may be voted. Proxies may be revoked at any time before they are exercised by executing and submitting a revised proxy, by giving written notice of revocation to Global Technology Fund or by voting in person at the Special Meeting.

                                        By Order of the Board of Trustees


                                        /s/ Kimberly A. Anderson

                                        Kimberly A. Anderson,
                                        Vice President and Secretary


February 21, 2003

                               ING TECHNOLOGY FUND
                           PROXY STATEMENT/PROSPECTUS

                                FEBRUARY 21, 2003

                                TABLE OF CONTENTS

INTRODUCTION...................................................................1

SUMMARY........................................................................2

  The Proposed Reorganization..................................................2
  Comparison of Investment Objectives and Strategies...........................4
  Comparison of Portfolio Characteristics......................................6
  Relative Performance.........................................................7
  Performance of Technology Fund...............................................8
  Comparison of Investment Techniques and Principal Risks of Investing
    in the Funds..............................................................10

COMPARISON OF FEES AND EXPENSES...............................................12

  Management Fees.............................................................12
  Administration Fees.........................................................12
  Distribution and Service Fees...............................................12
  Expense Limitation Arrangements.............................................12
  Expense Tables..............................................................12
  General Information.........................................................16

INFORMATION ABOUT THE REORGANIZATION..........................................16

  The Reorganization Agreement................................................16
  Reasons for the Reorganization..............................................16
  Board Considerations........................................................17
  Tax Considerations..........................................................18
  Expenses of the Reorganization..............................................18

ADDITIONAL INFORMATION ABOUT THE FUNDS........................................18

  Form of Organization........................................................18
  Distributor.................................................................19
  Dividends and Other Distributions...........................................19
  Capitalization..............................................................19
  Sub-Adviser of Technology Fund..............................................19

GENERAL INFORMATION ABOUT THE PROXY STATEMENT.................................20

  Solicitation of Proxies.....................................................20
  Voting Rights...............................................................21
  Other Matters to Come Before the Special Meeting............................21
  Shareholder Proposals.......................................................21
  Reports to Shareholders.....................................................22

APPENDICES...................................................................A-E

  Adviser's Report for Technology Fund.......................................A-1
  Form of Agreement and Plan of Reorganization...............................B-1
  Additional Information Regarding Technology Fund...........................C-1
  List of ING Funds..........................................................D-1
  Security Ownership of Certain Beneficial and Record Owners.................E-1

                           PROXY STATEMENT/PROSPECTUS

                                FEBRUARY 21, 2003

                               ING TECHNOLOGY FUND
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                                 1-800-992-0180

                                  INTRODUCTION

     This Proxy Statement/Prospectus is being furnished to you in connection with a special meeting of shareholders of ING Global Technology Fund ("Global Technology Fund") to be held on April 17, 2003 ("Special Meeting"). As more fully described in this Proxy Statement, the purpose of the Special Meeting is to vote on a proposed reorganization ("Reorganization") of Global Technology Fund into ING Technology Fund ("Technology Fund") (each a "Fund" and collectively, the "Funds").

     Under an Agreement and Plan of Reorganization (the "Reorganization Agreement"), Global Technology Fund would transfer all of its assets to Technology Fund in exchange for shares of common stock of Technology Fund and the assumption by Technology Fund of Global Technology Fund's liabilities.

     Because you, as a shareholder of Global Technology Fund, are being asked to approve the Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of Technology Fund, this Proxy Statement also serves as a Prospectus for Technology Fund. Technology Fund is a diversified series of an open-end management investment company. Technology Fund's investment objective is to seek long-term capital appreciation. The Fund, under normal market conditions, seeks to achieve its investment objective by investing at least 80% of its assets in common stocks and securities convertible into common stock of companies in the information technology sector, as described more fully below.

     This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know before voting on the Reorganization Agreement. A Statement of Additional Information ("SAI") relating to this Proxy Statement dated February 21, 2003 containing additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. For a more detailed discussion of the investment objectives, strategies and restrictions of the Funds, see the Class A, B, C and M Prospectus, the Class I Prospectus and the SAI for the Global Technology Fund, dated September 23, 2002, and the Class A, B and C
Prospectus, the Class I Prospectus and the SAI for Technology Fund, dated October 1, 2002, which are incorporated herein by reference. Each Fund also provides periodic reports to its shareholders which highlight certain important information about the Funds, including investment results and financial information. The annual report for Technology Fund, dated May 31, 2002, is incorporated herein by reference. You may receive a copy of the most recent Prospectus, SAI, SAI relating to the Proxy Statement, annual report and most recent semi-annual report for either of the Funds without charge by contacting the Funds at ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or by calling 1-800-992-0180.

     You can copy and review information about each Fund (including the SAI) at the SEC's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

     THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                     SUMMARY

     You should read this entire Proxy Statement/Prospectus carefully. You should consult the Class A, B, C and M International Funds Prospectus and the Class I Prospectus (the "Global Technology Fund Prospectuses") for more information about the Global Technology Fund; the Class A, B and C Prospectus and Class I Prospectus (the "Technology Prospectuses") for more information about the Technology Fund; and the Reorganization Agreement, which is attached hereto as Appendix B.

THE PROPOSED REORGANIZATION

     On August 20, 2002, the Board of Trustees of Global Technology Fund approved the Reorganization Agreement. The Board of Directors of Technology Fund approved the Reorganization on September 26, 2002. Subject to shareholder approval, the Reorganization Agreement provides for:

* the transfer of all of the assets of Global Technology Fund to Technology Fund in exchange for shares of common stock of Technology Fund;

*    the assumption by Technology Fund of the  liabilities of Global  Technology
     Fund;

* the distribution of Technology Fund shares to the shareholders of Global Technology Fund; and

*    the complete liquidation of Global Technology Fund.

     Technology Fund shares would then be distributed to shareholders of Global Technology Fund so that each shareholder would receive a number of full and fractional shares of Technology Fund equal to the aggregate value of shares of Global Technology Fund held by such shareholder.

     As a result of the Reorganization, each owner of shares of each Class of Global Technology Fund would become a shareholder of the same Class of shares of Technology Fund. The Reorganization is expected to be effective on April 26, 2003, or such other date as the parties may agree (the "Closing Date").

     Each shareholder will hold, immediately after the Closing Date, shares of the corresponding Class of Technology Fund having an aggregate value equal to the aggregate value of the shares of the Class of Global Technology Fund held by that shareholder as of the Closing Date.

     The Reorganization is one of several reorganizations that have taken place among various ING Funds. The ING Fund complex has grown in recent years through the addition of many funds. Management of the ING Funds has proposed the consolidation of a number of the ING Funds that they believe have similar or compatible investment strategies. The reorganizations are designed to reduce the substantial overlap in the ING Fund complex, thereby eliminating inefficiencies and confusion about overlapping funds. ING Investments, LLC ("ING Investments" or the "Adviser"), the investment adviser to both of the Funds, also believes that the reorganizations may benefit fund shareholders by resulting in surviving funds with a greater asset base. This is expected to provide greater investment opportunities for the surviving funds and the potential to take larger portfolio positions.

     In considering whether to approve the Reorganization, you should note that:

*    The Funds have identical investment objectives;

* AIC Asset Management, LLC, the Sub-Adviser to Technology Fund, has considerable experience managing technology funds;

* Global Technology Fund has a "global" emphasis and Technology Fund is subject to a non-fundamental policy that restricts that Fund's foreign investments to no more than 25% of its net assets; however, a majority of the technology companies in which the Global Technology Fund have invested have consistently been U.S. companies;

* Technology Fund is the smaller Fund ($10.5 million vs. $32.0 million for Global Technology Fund as of October 31, 2002);

* The one year performance of the Technology Fund is superior to that of Global Technology Fund for the year ended December 31, 2001 and 2002*; and

* The proposed Reorganization is expected to result in lower net expenses per share for all Classes of Global Technology Fund. For example, the (audited) total operating expenses before and after the Reorganization, expressed as an annual percentage of average daily net asset value per share for each Class of each Fund as of October 31, 2002, are as follows:

     BEFORE THE MERGER
                                                             CLASS A   CLASS B   CLASS C   CLASS I
                                                             -------   -------   -------   -------
          *    Global Technology Fund before expense
               reimbursement from management:(5)              2.29%     2.94%     2.94%     1.67%(1)

          *    Technology Fund before expense reimbursement
               from management:                               3.10%     3.84%     3.82%     2.84%

          *    Global Technology Fund after expense
               reimbursement from management:(2)(5)           1.97%(3)  2.72%     2.72%     1.67%

          *    Technology Fund after expense reimbursement
               from management:(4)                            1.75%     2.50%     2.50%     1.50%

     AFTER THE MERGER

          *    PRO FORMA estimated expenses before
               reimbursement from management:                 2.10%     2.85%     2.85%     1.85%

          *    PRO FORMA estimated expenses after expense
               reimbursement from management:(4)              1.75%     2.50%     2.50%     1.50%

     ----------
     (1) Class I shares of Global Technology Fund commenced operations on January 15, 2002.

     (2) ING Investments has entered into an expense limitation agreement with Global Technology Fund that limits expenses of the Fund to 1.95%, 2.70%, 2.70% and 1.70% for Class A, Class B, Class C and Class I, respectively. The expense limitation agreement is contractual and will continue at least through October 31, 2003. Thereafter, the expense limitation agreement shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement.

     (3) ING Investments has agreed to waive 0.10% of the distribution fee for Class A shares of Global Technology Fund. The fee waiver will continue at least through October 31, 2003.

     (4) ING Investments has entered into an expense limitation agreement with Technology Fund that limits expenses of the Fund to 1.75%, 2.50%, 2.50% and 1.50% for Class A, Class B, Class C and Class I, respectively. The expense limitation agreement is contractual and will continue at least through May 31, 2003. Thereafter, the expense limitation agreement would renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement at least 30 days prior to the end of the then current term or upon termination of the investment management agreement.

     (5) Excludes merger fees of 0.08%, 0.08%, 0.08% and 0.15% for Class A, B, C, and I, respectively, incurred in connection with the merger of two investment companies into Global Technology Fund during the fiscal year ended October 31, 2002.

     Approval of the Reorganization  Agreement requires a vote of the lesser of:
(a) 67% or more of the voting securities present at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of Global Technology Fund are present, in person or by proxy, at the Special Meeting; or
(b) more than 50% of the outstanding voting securities of Global Technology Fund, if a quorum is present at the Special Meeting.

     AFTER CAREFUL CONSIDERATION, THE BOARD OF TRUSTEES OF GLOBAL TECHNOLOGY FUND UNANIMOUSLY APPROVED THE PROPOSED REORGANIZATION. THE BOARD RECOMMENDS THAT YOU VOTE "FOR" THE PROPOSED REORGANIZATION.

----------
* Past performance is not necessarily an indication of how either Fund will perform in the future.

COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

     The  following   summarizes  the  investment   objective,   strategies  and
management  differences,  if any, between Global  Technology Fund and Technology
Fund:

                                 GLOBAL TECHNOLOGY FUND                            TECHNOLOGY FUND
                                 ----------------------                            ---------------
INVESTMENT OBJECTIVE     Seeks long-term capital appreciation.        Seeks long-term capital appreciation.

INVESTMENT STRATEGIES    *    Under normal market conditions,         *    Normally invests at least 80% of its
                              invests at least 80% of its assets           assets in common stocks and securities
                              in equity securities and equity              convertible into common stock of
                              equivalent securities of U.S. and            companies in the information technology
                              non-U.S. technology companies.               sector.

                         *    For purposes of the Fund, technology    *    Companies in the information technology
                              companies are companies that commit          sector include companies that the
                              at least 50% of their assets or              Sub-Adviser considers to be principally
                              derive at least 50% of their total           engaged in the development, production,
                              revenues or earnings from business           or distribution of products or services
                              operations in the following areas:           related to the processing, storage,
                              internet activities, including               transmission, or presentation of
                              internet related hardware, software,         information or data.  The following are
                              infrastructure and networking                examples of products and services
                              equipment; media and entertainment           provided by the information technology
                              businesses, including radio,                 sector:  computer hardware and software
                              television, satellite and cable              of any kind, including, semiconductors,
                              television, broadcasting and media           minicomputers and peripheral equipment;
                              content; telecommunications and              telecommunications products and services;
                              communications, including the                multimedia products and services,
                              design, manufacture or operation of          including, goods and services used in the
                              telecommunications services and              broadcast and media industries; data
                              equipment, voice, data, wireless,            processing products and services;
                              paging and electronic components;            financial services companies that collect
                              computer businesses, including               or disseminate market, economic, and
                              hardware, software, semiconductors,          financial information; and internet
                              semiconductor capital equipment and          companies and other companies engaged in,
                              server hardware producers;                   or providing services for, e-commerce.
                              e-commerce businesses, including
                              equipment and communications            *    The Sub-Adviser considers a company to be
                              activities such as electronic mail,          principally engaged in the information
                              data processing, information                 technology sector if, at the time of
                              systems, networking, office                  investment, at least 50% of the company's
                              automation and on-line services; and         assets, gross income, or net profits are
                              companies involved in the                    committed to, or derived from, this
                              distribution, servicing, research            sector.  The Sub-Adviser will also
                              and development of these businesses.         consider a company to be principally
                                                                           engaged in the information technology
                         *    It is likely that a portion of the           sector if it has the potential for
                              Fund's holdings will be invested in          capital appreciation primarily as a
                              newly issued securities acquired in          result of particular products,
                              initial public offerings or on the           technology, patents, or other market
                              secondary market.                            advantages in this sector.

                         *    The Fund may lend portfolio
                              securities on a short-term or
                              long-term basis up to 33 1/3% of its
                              total assets.

                                 GLOBAL TECHNOLOGY FUND                            TECHNOLOGY FUND
                                 ----------------------                            ---------------
INVESTMENT PHILOSOPHY    *    The Sub-Adviser seeks to combine        *    In selecting stocks for the Fund, the
                              broad industry analysis and                  Sub-Adviser looks at a company's
                              bottom-up company analysis to                valuation relative to it potential
                              identify the stocks of companies             long-term growth rate.  The Sub-Adviser
                              that it believes will become                 may look to see whether a company offers
                              tomorrow's technology leaders.               a new or improved product, service or
                                                                           business operation; whether it has
                         *    In choosing investments for the              experienced a positive change in its
                              Fund, the Sub-Adviser attempts to            financial or business condition; whether
                              identify themes that highlight               the market for its goods or services has
                              industry and technological changes.          expanded or experienced a positive
                                                                           change; and whether there is a potential
                         *    Using intensive fundamental                  catalyst for positive change in the
                              research, the Sub-Adviser then               company's business or stock price.
                              analyzes individual companies
                              worldwide to find those firms most
                              likely to benefit from selected
                              investment themes, and assess a
                              company's fundamental prospects.

                         *    The Sub-Adviser may sell securities     *    The Fund may sell a security if the
                              for a variety of reasons, such as to         Sub-Adviser determines that the company
                              secure gains, limit losses, or               has become overvalued due to price
                              redeploy assets into opportunities           appreciation or has experienced a change
                              it believes are more promising.              in its business fundamentals, if the
                                                                           company's growth rate slows
                                                                           substantially, or if the Sub-Adviser
                                                                           believes that another investment offers a
                                                                           better opportunity.

                                                                      *    The Sub-Adviser may sell securities for a
                                                                           variety of reasons, such as to secure
                                                                           gains, limit losses, or redeploy assets
                                                                           into opportunities it believes are more
                                                                           promising.

INVESTMENT ADVISER       ING Investments                              ING Investments

SUB-ADVISER              ING Investment Management Advisors B.V.      AIC Asset Management, LLC

PORTFOLIO MANAGERS       Guy Uding, Daniel Hayes and Tycho Van Wijk   Ronald E. Elijah and Roderick R. Berry

     As you can see from the chart above, the investment objectives of the Funds are identical in that they both seek long-term capital appreciation. The Funds also invest in substantially similar types of companies, as both Funds invest 80% of their assets in information technology companies. However, Global
Technology Fund may invest in both U.S. and foreign companies, whereas Technology Fund invests primarily in U.S. technology companies and is subject to a non-fundamental investment restriction that limits the Fund's foreign investments to no more than 25% of its assets.

COMPARISON OF PORTFOLIO CHARACTERISTICS

     The following table compares certain characteristics of the portfolios of the Funds as of October 31, 2002:

                                                     GLOBAL TECHNOLOGY FUND                            TECHNOLOGY FUND
                                                     ----------------------                            ---------------
Net Assets                                                $31,952,900                                    $10,535,653

Number of Holdings                                             54                                            30

Portfolio Turnover Rate                                       106%                                          102%

Weighted average market
capitalization (in millions)                               $43,665.4                                      $43,906.7

As a percentage of net assets:
  Equity Securities                                          100.59%                                        92.70%
  Convertible Securities                                       0.00%                                         0.00%
  Foreign Securities                                          15.65%                                        11.12%
  U.S. Securities                                             84.94%                                        81.58%

Companies with market caps of (as
% of net assets):
  $10 billion or more                                         46.56%                                        47.92%
  $5 billion to less than $10 billion                         26.60%                                        14.54%
  $1 billion to less than $5 billion                          22.97%                                        30.20%
  Less than $1 billion                                         4.46%                                         0.04%

Top 5 Industries (as % of net assets)         Semiconductors                   31.32%    Semiconductors                      31.19%
                                              Software                         26.35%    Computers                           16.01%
                                              Computers                        12.18%    Software                            15.01%
                                              Telecommunications                8.60%    Telecommunications                   7.95%
                                              Internet                          8.05%    Retail                               6.38%

Top 5 Countries (as % of net assets)          United States                    84.94%    United States                       81.58%
                                              Germany                           3.46%    Taiwan                               4.04%
                                              Japan                             2.63%    Singapore                            3.03%
                                              Bermuda                           2.06%    Finland                              2.35%
                                              Netherlands                       1.74%    Netherlands                          1.70%

Top 10 equity holdings (as % of net assets)   Microsoft Corp.                   6.42%    Microsoft Corp.                      5.69%
                                              Dell Computer Corp.               4.84%    Dell Computer Corp.                  5.61%
                                              Electronic Arts, Inc.             4.14%    Intuit, Inc.                         4.36%
                                              PeopleSoft, Inc.                  4.04%    Taiwan Semiconductor Mfg. Co.        4.04%
                                              Cisco Systems, Inc.               4.02%    Intel Corp.                          3.99%
                                              Ebay, Inc.                        3.49%    Computer Sciences Corp.              3.56%
                                              Intel Corp.                       3.49%    Applied Materials, Inc.              3.52%
                                              Advanced Micro Devices, Inc.      3.17%    Integrated Device Technology, Inc.   3.51%
                                              Texas Instruments, Inc.           2.84%    Cisco Systems, Inc.                  3.35%
                                              Analog Devices, Inc.              2.74%    Mercury Interactive Corp.            3.22%

RELATIVE PERFORMANCE

     The following table shows, for the periods shown, the (audited) average annual total return for: (i) Class A shares of Global Technology Fund; (ii) Class A shares of Technology Fund; (iii) the Goldman Sachs Technology Industry Composite Index; and (iv) the MSCI World Information Technology Index. Performance of the Funds in the table does not reflect the deduction of sales loads, and would be lower if it did. An index has an inherent performance advantage over the Funds since it has no cash in its portfolios, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Each Fund's past performance is not an indication of its future performance.

                                                                      MSCI WORLD
  CALENDAR                                        GOLDMAN SACHS      INFORMATION
    YEAR/     GLOBAL TECHNOLOGY  TECHNOLOGY    TECHNOLOGY INDUSTRY    TECHNOLOGY
PERIOD ENDED       FUND(1)         FUND(2)      COMPOSITE INDEX(3)     INDEX(4)
------------       -------         -------      ------------------     --------
  12/31/99         140.15%           N/A              88.86%           162.35%

  12/31/00         -29.01%         -39.40%(5)        -37.92%           -36.28%

  12/31/01         -45.50%         -24.92%           -28.43%           -44.83%

  12/31/02         -50.58%         -42.64%           -40.27%           -41.09%

----------
(1) Class A shares of Global Technology Fund commenced operations on December 15, 1998. Effective March 1, 2002, the Fund's investment strategy was revised to expand the range of technology companies in which the Fund can invest.

(2) Class A shares of Technology Fund commenced operations on March 1, 2000. Prior to March 1, 2002, Aeltus Investment Management, Inc., an affiliate of ING Investments, served as the investment adviser to the Technology Fund. However, AIC Asset Management, LLC (formerly, Elijah Asset Management, LLC) has served as the Fund's Sub-Adviser since the commencement of operations.

(3)  The  Goldman  Sachs  Technology   Industry  Composite  Index  is  a  widely
     recognized, unmanaged index of technology stocks.

(4) The MSCI World Information Technology Index is a capitalization-weighted index that monitors the performance of information technology stocks from around the world.

(5)  Not annualized.

PERFORMANCE OF TECHNOLOGY FUND

     The following bar chart and tables provide an indication of the risks of investing in Technology Fund by showing (on a calendar year basis) changes in Technology Fund's annual total return from year to year and by showing (on a calendar year basis) how Technology Fund's average annual returns for one year and since inception compare to those of the Goldman Sachs Technology Industry Composite Index. The information in the bar chart is based on the performance of the Class A shares of Technology Fund although the bar chart does not reflect the deduction of the sales load on Class A shares. If the bar chart included the sales load, returns would be less than those shown. Technology Fund's past performance (before and after income taxes) is not necessarily an indication of how the Fund will perform in the future. Total returns include reinvestment of dividends and capital gains distributions, if any. The Goldman Sachs Technology Industry Composite Index is unmanaged.

                       CALENDAR YEAR-BY-YEAR RETURNS(1)(2)

  1993    1994    1995    1996    1997    1998    1999    2000    2001    2002
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                                 -24.92% -42.64%

----------
(1) Class A shares of Technology Fund commenced operations on March 1, 2000. During the period shown in the chart, the Fund's best quarterly performance was 39.14% for the quarter ended December 31, 2001, and the Fund's worst quarterly performance was -34.86% for the quarter ended September 30, 2001.

(2) Prior to March 1, 2002, Aeltus Investment Management, Inc. served as the investment adviser to the Fund. However, AIC Asset Management, LLC (formerly Elijah Asset Management, LLC) has served as Sub-Adviser since the Fund commenced operations.

     The following table shows what the average annual total returns of Technology Fund would equal if you averaged out actual performance over various lengths of time assuming that a shareholder paid the maximum front-end or contingent deferred sales charge compared to the Goldman Sachs Technology
Industry Composite Index, an unmanaged index. The Goldman Sachs Technology Industry Composite Index has an inherent performance advantage over Technology Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. Technology Fund's performance reflected in the table below assumes the deduction of the maximum sales charge in all cases. The tables also show returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

     Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

     In some cases, the return after-taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

     After tax-returns are shown for Class A shares only. After-tax returns for other Classes will vary.

                 TECHNOLOGY FUND -- AVERAGE ANNUAL TOTAL RETURNS
                     for the periods ended December 31, 2002

                                                    1 YEAR    SINCE INCEPTION(1)
                                                    ------    ------------------
Class A return before taxes(2)                      -45.96%        -38.97%
Class A return after taxes on distributions(2)      -45.96%        -38.97%
Class A return after taxes on distributions
  and sale of fund shares(2)                        -28.22%        -27.78%
Class B return before taxes(3)                      -46.05%        -38.85%
Class C return before taxes(4)                      -44.12%        -38.28%
Class I return before taxes                         -42.58%        -37.52%
Goldman Sachs Technology Industry Composite Index
  (reflects no deduction of fees, expenses or
  taxes)(5)                                         -40.27%        -39.58%(6)

----------
(1) Class A, Class B, Class C, and Class I shares commenced operations on March 1, 2000.

(2)  Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 4% for the 1 year and since inception returns, respectively.

(4)  Reflects deduction of deferred sales charge of 1% for the 1 year return.

(5)  The  Goldman  Sachs  Technology   Industry  Composite  Index  is  a  widely
     recognized, unmanaged index of technology stocks.

(6)  Index return is for the period beginning March 1, 2000.

     The following table shows the performance of Technology Fund if sales charges are not reflected.

                 TECHNOLOGY FUND -- AVERAGE ANNUAL TOTAL RETURNS
                     for the periods ended December 31, 2002

                                                    1 YEAR    SINCE INCEPTION(1)
                                                    ------    ------------------
Class A return before taxes                         -42.64%        -37.69%
Class B return before taxes                         -43.21%        -38.19%
Class C return before taxes                         -43.56%        -38.28%
Class I return before taxes                         -42.58%        -37.52%
Goldman Sachs Technology Industry Composite Index
  (reflects no deduction of fees, expenses or
  taxes)(2)                                         -40.27%        -39.58%(3)

----------
(1) Class A, Class B, Class C, and Class I shares commenced operations on March 1, 2000.

(2)  The  Goldman  Sachs  Technology   Industry  Composite  Index  is  a  widely
     recognized, unmanaged index of technology stocks.

(3)  Index return is for the period beginning March 1, 2000.

     For a discussion by the Adviser regarding the performance of Technology Fund for the fiscal year ended May 31, 2002, see Appendix A to this Proxy Statement/Prospectus. Additional information about Technology Fund is included in Appendix C to this Proxy Statement/Prospectus.

COMPARISON OF  INVESTMENT  TECHNIQUES  AND  PRINCIPAL  RISKS OF INVESTING IN THE
FUNDS

     Because the Funds have investment objectives and strategies that are substantially similar in many respects, many of the risks of investing in Technology Fund are similar to the risks of investing in Global Technology Fund, except that Technology Fund may invest only 25% of its assets in stocks of non-U.S. technology companies, while Global Technology Fund does not have a similar limitation on its non-U.S. investments. You may lose money on your investment in either Fund. The value of each Fund's shares may go up or down, sometimes rapidly and unpredictably. Market conditions, financial conditions of issuers represented in the portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Fund's shares. The following summarizes the principal investment techniques and risks of investing in the Funds.

     EQUITY SECURITIES. Both Global Technology Fund and Technology Fund are subject to risks associated with investing primarily in equity securities and equity equivalent securities (preferred stocks, convertible securities and warrants and other stock purchase rights) including market risk, issuer risk, credit risk, price volatility risk and market trends risk. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Credit risk is the risk that an issuer may not be able to meet its financial obligations when due, including payments on outstanding debt. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. Additionally, both Funds invest in small and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers. Market trends risk is the risk that from time to time, the stock market may not favor the growth securities in which the Funds invest. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

     INDUSTRY CONCENTRATION. Both Funds concentrate their investments in securities related to the technology industry. As a result, the Funds may be subject to greater market fluctuation than funds which hold securities representing a broader range of investment alternatives.

     TECHNOLOGY RISK. Technology companies are generally subject to the rate of change in technology, which is higher than other industries. In addition, products and services of companies engaged in the technology industry are subject to relative high risks of rapid obsolescence caused by scientific and technological advances. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.

     FOREIGN SECURITIES. Technology Fund may invest only 25% of its assets in stocks of non-U.S. companies, whereas Global Technology Fund may invest all of its assets in non-U.S. companies. There are certain risks in owning foreign securities, including: (i) fluctuations in currency exchange rates; (ii) devaluation of currencies; (iii) political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; (iv) reduced availability of public information concerning issuers; (v) accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; and (vi) limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends.

     CONVERTIBLE SECURITIES. Both Funds may invest in convertible securities. The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. The Funds may be required to redeem or convert a convertible security before they would otherwise choose.

     SECURITIES LENDING. Global Technology Fund may lend portfolio securities. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis, and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

     INITIAL PUBLIC OFFERINGS. The Funds may invest in initial public offerings. A significant portion of either Fund's return may be attributable to its investment in initial public offerings. When a Fund's asset base is small, the impact of such investments on the Fund's return will be magnified. As a Fund's assets grow, it is probable that the effect of the Fund's investment in initial public offerings on the Fund's total return will decline.

     INABILITY TO SELL SECURITIES. Some securities usually trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-size companies, securities that originate from small offerings, and foreign securities. The Funds could lose money if they cannot sell a security at the time and price that would be most beneficial to the Funds.

     TEMPORARY DEFENSIVE STRATEGIES. When the Sub-Adviser anticipates unusual market or other conditions, the Funds may temporarily depart from their principal investment strategies as a defensive measure. To the extent either Fund is engaged in temporary defensive investments, it may not be pursuing its investment objective.

                         COMPARISON OF FEES AND EXPENSES

     The following discussion describes and compares the fees and expenses of the Funds. For further information on the fees and expenses of Technology Fund, see "Appendix C: Additional Information Regarding Technology Fund."

MANAGEMENT FEES

     Global Technology Fund pays a management fee of 1.250% of the Fund's average daily net assets. Technology Fund pays a management fee of 1.050% on the first $500 million of the Fund's average daily net assets; 1.025% of the next $500 million of the Fund's average daily net assets; and 1.000% of the Fund's average daily net assets over $1 billion. Additionally, ING Investments pays ING Investment Management Advisors B.V. a sub-advisory fee of 0.625% of the Fund's average daily net assets for its services as sub-adviser to the Global Technology Fund. ING Investments pays a sub-advisory fee of 0.500% to AIC Asset Management, LLC for its services as sub-adviser to the Technology Fund.

ADMINISTRATION FEES

     Technology Fund pays an annual administration fee of 0.08% of the Fund's average daily net assets. Global Technology Fund pays an annual administration fee of 0.10% of the Fund's average daily net assets.

DISTRIBUTION AND SERVICE FEES

     The distribution (12b-1) and service fees for Class A shares of Technology Fund are 0.10% lower than those of Class A shares of Global Technology Fund (0.25% verses 0.35%). ING Investments has agreed to waive 0.10% of the distribution (12b-1) and service fee for Class A shares of Global Technology Fund through at least October 31, 2003. Both Technology Fund and Global Technology Fund have the same distribution (12b-1) and service fees for Class B and Class C shares (1.00%). Class I shares are not subject to a distribution (12b-1) and service fee.

EXPENSE LIMITATION ARRANGEMENTS

     Expense limitation agreements are in place for both of the Funds. Under the terms of the expense limitation agreements, ING Investments has agreed to limit the expenses of the Funds, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The current expense limitation agreement for each Fund is contractual and provides that it will remain in effect through at least May 31, 2003 and October 31, 2003, for Technology Fund and Global Technology Fund, respectively. There can be no assurance that the expense limitation agreements will be continued after those dates. The expense limitations for Class A, Class B, Class C and Class I shares of Global Technology Fund are 1.95%, 2.70%, 2.70% and 1.70%, respectively. The expense limitations for Technology Fund are 1.75%, 2.50%, 2.50% and 1.50% for Class A, Class B, Class C and Class I, respectively. This information and similar information is shown in the table below entitled "Annual Fund Operating Expenses."

EXPENSE TABLES

     There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Funds. The following table shows the fees and expenses for Class A, Class B, Class C and Class I shares of Global Technology Fund and Technology Fund.

                       TRANSACTION FEES ON NEW INVESTMENTS
                    (fees paid directly from your investment)

                                                  CLASS A   CLASS B   CLASS C   CLASS I
                                                  -------   -------   -------   -------
Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price)              5.75%(1)   None      None      None
Maximum deferred sales charge (load) (as a
  percentage of the lower of original purchase
  price or redemption proceeds)                     None(2)   5.00%(3)  1.00(4)   None

----------
(1) Reduced for purchases of $50,000 and over. See "Class A Shares: Initial Sales Charge Alternative" in Appendix C.

(2) A contingent deferred sales charge of no more than 1.00% may be assessed on redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. See "Class A Shares:
     Initial Sales Charge Alternative" in Appendix C.

(3) Imposed upon redemptions within 6 years of purchase. The fee has scheduled reductions after the first year. See "Class B Shares: Deferred Sales Charge Alternative" in Appendix C.

(4)  Imposed upon redemptions within 1 year from purchase.

     Neither Global Technology Fund nor Technology Fund has any redemption fees, exchange fees or sales charges on reinvested dividends.

     The current expenses of each of the Funds and estimated PRO FORMA expenses giving effect to the proposed Reorganization are shown in the following table. Expenses of the Funds are based upon the operating expenses incurred by Class A, Class B, Class C and Class I shares of the Funds for the period ended October 31, 2002. PRO FORMA fees show estimated fees of Technology Fund after giving effect to the proposed Reorganization. PRO FORMA numbers are estimated in good faith and are hypothetical.

         ANNUAL FUND OPERATING EXPENSES AS OF OCTOBER 31, 2002 (AUDITED)

                  (expenses that are deducted from Fund assets,
            shown as a ratio of expenses to average daily net assets)

                                           DISTRIBUTION
                                           (12B-1) AND
                                           SHAREHOLDER               TOTAL FUND  FEE WAIVER
                               MANAGEMENT   SERVICING     OTHER      OPERATING       BY       NET FUND
                                  FEES       FEES(1)     EXPENSES     EXPENSES   ADVISER(2)   EXPENSES
                                  ----       -------     --------     --------   ----------   --------
CLASS A
  Global Technology Fund          1.25%       0.35%        0.69%(5)    2.29%        0.32%(3)    1.97%
  Technology Fund                 1.05%       0.25%        1.80%       3.10%        1.35%       1.75%
  Technology Fund
    After the Reorganization
    (Estimated PRO FORMA)         1.05%       0.25%        0.80%       2.10%        0.35%       1.75%

CLASS B
  Global Technology Fund          1.25%       1.00%        0.69%(5)    2.94%        0.22%       2.72%
  Technology Fund                 1.05%       1.00%        1.79%       3.84%        1.34%       2.50%
  Technology Fund
    After the Reorganization
    (Estimated PRO FORMA)         1.05%       1.00%        0.80%       2.85%        0.35%       2.50%

CLASS C
  Global Technology Fund          1.25%       1.00%        0.69%(5)    2.94%        0.22%       2.72%
  Technology Fund                 1.05%       1.00%        1.77%       3.82%        1.32%       2.50%
  Technology Fund
    After the Reorganization
    (Estimated PRO FORMA)         1.05%       1.00%        0.80%       2.85%        0.35%       2.50%

CLASS I
  Global Technology Fund(4)       1.25%         --         0.42%       1.67%        0.00%       1.67%
  Technology Fund                 1.05%         --         1.79%       2.84%        1.34%       1.50%
  Technology Fund
    After the Reorganization
    (Estimated PRO FORMA)         1.05%         --         0.80%       1.85%        0.35%       1.50%

----------
(1) As a result of distribution (Rule 12b-1) fees, a long-term investor may pay more than the economic equivalent of the maximum sales charge allowed by the Rules of the National Association of Securities Dealers, Inc.

(2) ING Investments has entered into an expense limitation agreement with each Fund under which it will limit the expenses of the Funds (excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years) to 1.95%, 2.70%, 2.70% and 1.70% for Class A, Class B, Class C and Class I shares, respectively, of Global Technology Fund, and 1.75%, 2.50%, 2.50% and 1.50% for Class A, Class B, Class C and Class I shares, respectively, of Technology Fund. The expense limitation agreements are contractual and will continue at least through October 31, 2003 and May 31, 2003 for Global Technology Fund and Technology Fund, respectively. Thereafter, the expense limitation agreements renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement at least 30 days (90 days with respect to Global Technology Fund) prior to the end of the then-current term or upon termination of the investment management agreement.

(3) ING Investments has agreed to waive 0.10% of the Distribution Fee for Class A shares of Global Technology Fund. The fee waiver will continue through at least October 31, 2003.

(4) Class I shares of Global Technology Fund commenced operations on January 15, 2002.

(5) Excludes merger fees of 0.08%, 0.08%, 0.08% and 0.15% for Class A, B, C, and I, respectively, incurred in connection with the merger of two investment companies into Global Technology Fund during the fiscal year ended October 31, 2002.

     Following the Reorganization, certain holdings of Global Technology Fund that are transferred to Technology Fund in connection with the Reorganization may be sold. Such sales may result in increased transaction costs for Technology Fund, and the realization of taxable gains or losses for Technology Fund.

     EXAMPLES. The following examples are intended to help you compare the cost of investing in each Fund and the combined Fund. The examples assume that you invest $10,000 in each Fund and in the combined Fund after the Reorganization for the time periods indicated. The examples also assume that your investment has a 5% return each year and that each Fund's operating expenses remain the same. The 5% return is an assumption and is not intended to portray past or future investment results. Based on the above assumptions, you would pay the following expenses if you redeem your shares at the end of each period shown. Your actual costs may be higher or lower.

                 GLOBAL TECHNOLOGY FUND               TECHNOLOGY FUND
          ----------------------------------  ----------------------------------
          1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
          ------  -------  -------  --------  ------  -------  -------  --------
CLASS A   $  763   $1,220   $1,702   $3,026   $  743   $ 1357   $1,996   $3,701
CLASS B   $  775   $1,189   $1,728   $3,093*  $  753   $1,349   $2,064   $3,825*
CLASS C   $  375   $  889   $1,528   $3,246   $  353   $1,045   $1,857   $3,970
CLASS I   $  170   $  526   $  907   $1,976   $  153   $  753   $1,380   $3,070

                                  ESTIMATED PRO FORMA:
                                  THE FUNDS COMBINED**
                          ----------------------------------
                          1 YEAR  3 YEARS  5 YEARS  10 YEARS
                          ------  -------  -------  --------
                CLASS A   $  743   $1,163   $1,609   $2,840
                CLASS B   $  753   $1,150   $1,673   $2,972*
                CLASS C   $  353   $  850   $1,473   $3,151
                CLASS I   $  153   $  548   $  968   $2,141

     You would pay the following expenses if you did not redeem your shares:

                 GLOBAL TECHNOLOGY FUND               TECHNOLOGY FUND
          ----------------------------------  ----------------------------------
          1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
          ------  -------  -------  --------  ------  -------  -------  --------
CLASS A   $  763   $1,220   $1,702   $3,026   $  743   $1,357   $1,996   $3,701
CLASS B   $  275   $  889   $1,528   $3,093*  $  253   $1,049   $1,864   $3,825*
CLASS C   $  275   $  889   $1,528   $3,246   $  253   $1,045   $1,857   $3,970
CLASS I   $  170   $  526   $  907   $1,976   $  153   $  753   $1,380   $3,070

                                  ESTIMATED PRO FORMA:
                                  THE FUNDS COMBINED**
                          ----------------------------------
                          1 YEAR  3 YEARS  5 YEARS  10 YEARS
                          ------  -------  -------  --------
                CLASS A   $  743   $1,163   $1,609   $2,840
                CLASS B   $  253   $  850   $1,473   $2,972*
                CLASS C   $  253   $  850   $1,473   $3,151
                CLASS I   $  153   $  548   $  968   $2,141

----------
* The ten year calculations for Class B shares assume conversion of the Class B shares to Class A shares at the end of the end of the eighth year following the date of purchase.
**   Estimated.

GENERAL INFORMATION

     Class A shares of Technology Fund issued to a shareholder in connection with the Reorganization will not be subject to an initial sales charge, but Class B and Class C shares will be subject to the same contingent deferred sales charge, if any, applicable to the corresponding shares of Global Technology Fund held by that shareholder immediately prior to the Reorganization.

     In addition, the period that the shareholder held shares of Global Technology Fund will be included in the holding period of Technology Fund shares for purposes of calculating any contingent deferred sales charge. Similarly, Class B shares of Technology Fund issued to a shareholder in connection with the Reorganization will convert to Class A shares eight years after the date that the Class B shares of Global Technology Fund were purchased by the shareholder. Technology Fund and Global Technology Fund are both subject to the sales load structure described in the table above in the section "Expense Tables."

                      INFORMATION ABOUT THE REORGANIZATION

THE REORGANIZATION AGREEMENT

     The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached as Appendix B.

     The Reorganization Agreement provides for the transfer, as of the Closing Date, of all of the assets of Global Technology Fund in exchange for shares of common stock of Technology Fund and the assumption by Technology Fund of Global Technology Fund's liabilities as set forth in that Fund's statement of assets and liabilities as of the closing date. Potential liabilities of Global Technology Fund that are not known as of the closing date are not assumed by the Technology Fund under the terms of the Reorganization Agreement. Shares of Technology Fund will then be distributed to shareholders of Global Technology Fund, as provided for in the Reorganization Agreement. Global Technology Fund will then be liquidated.

     After the Reorganization, each shareholder of Global Technology Fund will own shares of Technology Fund having an aggregate value equal to the aggregate value of the shares in Global Technology Fund held by that shareholder as of the Closing Date. Shareholders of each Class of shares of Global Technology Fund will receive the same Class of shares of Technology Fund. In the interest of economy and convenience, shares of Technology Fund generally will not be represented by physical certificates, unless you request the certificates in writing.

     Until the Closing Date, shareholders of Global Technology Fund will continue to be able to redeem their shares. Redemption requests received after the Closing Date will be treated as requests received by Technology Fund for the redemption of its shares.

     The obligations of the Funds under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of Global Technology Fund. The Reorganization Agreement also requires that each of the Funds take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds. Please refer to Appendix B to review the terms and conditions of the Reorganization Agreement.

REASONS FOR THE REORGANIZATION

     The Reorganization is one of several reorganizations that have taken place among various ING Funds. The ING Fund complex has grown in recent years through the addition of many funds. Management of the ING Funds has proposed the consolidation of several of the ING Funds that they believe have similar or compatible investment strategies. The reorganizations are designed to reduce the substantial overlap in funds offered in the ING Funds complex, thereby eliminating inefficiencies and confusion about overlapping funds. ING Investments also believes that the reorganizations may benefit Fund shareholders by resulting in surviving funds with a greater asset base. This is expected to provide greater investment opportunities for the surviving funds and the potential to take larger portfolio positions.

     The proposed Reorganization was presented to the Board of Trustees of Global Technology Fund for consideration at a meeting held on August 20, 2002. The proposed Reorganization was presented to the Board of Directors of Technology Fund for consideration at a meeting held on September 26, 2002. For the reasons discussed below, the Directors/Trustees of the Funds, including all of the Directors/Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the Funds, determined that the interests of the shareholders of either Fund will not be diluted as a result of the proposed Reorganization, and that the proposed Reorganization is in the best interests of both Funds and their shareholders.

     The Reorganization will allow Global Technology Fund's shareholders to continue to participate in a professionally-managed portfolio that seeks to achieve long-term growth of capital through investment in equity securities and equity equivalents of companies in the information technology sector. Additionally, the Reorganization is expected to result in lower expenses after reimbursement for each Class of shares of Global Technology Fund. As shareholders of Technology Fund, shareholders will be able to continue to exchange into the ING Funds that offer the same Class of shares in which such shareholder is currently invested. A list of the ING Funds and the Classes available after the Reorganization is contained in Appendix D.

BOARD CONSIDERATIONS

     The Board of Trustees of Global Technology Fund, in recommending the proposed transaction, considered a number of factors, including the following:

     * the plans of management to reduce overlap in funds in the ING Fund complex;

     *    the potential benefits of the transaction to shareholders;

     * the relative investment performance of Global Technology Fund as compared to Technology Fund;

     * expense ratios and information regarding fees and expenses of Global Technology Fund and Technology Fund, including the expense limitation arrangements offered by ING Investments;

     *    the relative size of the Funds;

     * whether the Reorganization would dilute the interests of either Fund's current shareholders;

     * the similarity of investment objectives and strategies of Technology Fund with those of Global Technology Fund, including the fact that many of the information technology companies in which Global Technology Fund invests are U.S. companies;

     * the fees or expenses that will be borne directly or indirectly by the Funds in connection with the merger, including the impact of costs of prior reorganizations involving Global Technology Fund combined with the impact of costs of the proposed Reorganization;

     *    any benefits that may be realized by the Adviser; and

     *    the tax consequences of the  Reorganization  to Global Technology Fund
          and  its   shareholders,   including   the  tax-free   nature  of  the
          transaction.

     The Board of Trustees also considered the future potential benefits to ING Investments in that its costs to administer both Funds may be reduced if the Reorganization is approved.

     THE TRUSTEES OF GLOBAL TECHNOLOGY FUND RECOMMEND THAT SHAREHOLDERS APPROVE THE REORGANIZATION WITH TECHNOLOGY FUND.

TAX CONSIDERATIONS

     The Reorganization is intended to qualify for Federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended. Accordingly, pursuant to this treatment, neither Global Technology Fund nor its shareholders, nor Technology Fund nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the Closing of the Reorganization, the Funds will receive an opinion from the law firm Dechert to the effect that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by the Funds.

     Immediately prior to the Reorganization, Global Technology Fund will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to its shareholders all of Global Technology Fund's investment company taxable income for taxable years ending on or prior to the Reorganization (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Reorganization (after reduction for any available capital loss carryforward). Such dividends will be included in the taxable income of Global Technology Fund's shareholders.

     As of October 31, 2002 and May 31, 2002, Global Technology Fund and Technology Fund had accumulated capital loss carryforwards of approximately $317,688,109 and $12,256,882, respectively. After the Reorganization, the losses of Technology Fund generally will be available to Technology Fund to offset its capital gains, although a portion of the amount of these losses that may offset Technology Fund's capital gains in any given year will be limited due to this Reorganization. Also, after the Reorganization, the losses of Global Technology Fund will be available to Technology Fund to offset its capital gains, although a portion of the amount of those losses which may offset the Technology Fund's capital gains in any given year will be limited. As a result of this limitation, it is possible that Technology Fund may not be able to use its losses as rapidly as it might have had the Reorganization not occurred, and part of these losses may not be useable at all. The ability of Technology Fund to absorb losses in the future depends upon a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset. In addition, the benefits of any of these various capital loss carryforwards currently are available only to pre-reorganization shareholders of each Fund. After the Reorganization, however, these benefits will inure to the benefit of all post-reorganization shareholders of Technology Fund.

EXPENSES OF THE REORGANIZATION

     ING Investments will bear half the cost of the Reorganization. The Funds will bear the other half of the expenses related to the proposed Reorganization, including, but not limited to, the costs of solicitation of voting instructions and any necessary filings with the SEC. Of the Reorganization expenses allocated to the Funds, each Fund will bear a PRO RATA portion based on its relative net asset values immediately before the Closing Date.

     Global Technology Fund was the surviving fund in one reorganization in 2001 and two reorganizations in 2002. Global Technology Fund bore $58,379 in reorganization expenses in 2001, which was 0.09% of its net assets at the time of the closing of the reorganization, and bore $33,733 in reorganization expenses in 2002, which was 0.10% of its net assets at the time of the closing of those reorganizations. In addition, the disappearing fund in the 2001 reorganization bore $4,121 in reorganization expenses, and the disappearing funds in the 2002 reorganizations bore $28,767 in reorganization expenses.

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

FORM OF ORGANIZATION

     Technology Fund is a diversified series of ING Series Fund, Inc., an open-end management investment company organized as a Maryland corporation. Global Technology Fund is a diversified series of ING Mutual Funds, an open-end management investment company organized as a Delaware business trust. ING Series Fund, Inc. is governed by a Board of Directors consisting of eight members. ING Mutual Funds is governed by a Board of Trustees consisting of twelve members. For more information on the history of the Funds, see the SAI.

DISTRIBUTOR

     ING Funds Distributor, LLC (the "Distributor"),  whose address is 7337 East
Doubletree  Ranch  Road,  Scottsdale,   Arizona  85258-2034,  is  the  principal
distributor for both Funds.

DIVIDENDS AND OTHER DISTRIBUTIONS

     Both Technology Fund and Global Technology Fund pay dividends from net investment income and net capital gains, if any, on an annual basis. Dividends and distributions of each of the Funds are automatically reinvested in additional shares of the respective Class of the particular Fund, unless the shareholder elects to receive distributions in cash.

     If the Reorganization Agreement is approved by Global Technology Fund's shareholders, then as soon as practicable before the Closing Date, Global Technology Fund will pay its shareholders a cash distribution of substantially all undistributed net investment income and undistributed realized net capital gains.

CAPITALIZATION

     The following table shows on an audited basis the capitalization of each of the Funds as of October 31, 2002, and on a PRO FORMA basis as of October 31, 2002 giving effect to the Reorganization:

                                                   NET ASSET VALUE     SHARES
                                     NET ASSETS       PER SHARE      OUTSTANDING
                                     ----------       ---------      -----------
GLOBAL TECHNOLOGY FUND

  Class A                            $14,121,709        $3.46          4,077,699
  Class B                            $11,623,277        $3.35          3,469,497
  Class C                            $ 3,700,934        $3.34          1,107,783
  Class I                            $ 2,506,980        $3.47            722,594

TECHNOLOGY FUND

  Class A                            $ 7,758,510        $2.68          2,892,088
  Class B                            $   803,324        $2.63            305,424
  Class C                            $   390,870        $2.63            148,591
  Class I                            $   536,409        $2.70            198,592
  Class O                            $ 1,046,540        $2.69            389,173

PRO FORMA - TECHNOLOGY FUND INCLUDING GLOBAL TECHNOLOGY FUND

  Class A                            $21,880,219        $2.68          8,161,382
  Class B                            $12,426,601        $2.63          4,724,921
  Class C                            $ 4,091,804        $2.63          1,555,790
  Class I                            $ 3,043,389        $2.70          1,127,103
  Class O                            $ 1,046,540        $2.69            389,173

SUB-ADVISER OF TECHNOLOGY FUND

     ING Investments has engaged AIC Asset Management, LLC ("AIC"), a Delaware limited liability company, to provide the day-to-day management of the Technology Fund's portfolio. AIC's address is 100 Pine Street, Suite 420, San Francisco, California 94117. Subject to the supervision of the Board of Directors of Technology Fund and ING Investments, AIC manages Technology Fund's assets in accordance with the Fund's investment objective, policies and limitations. AIC makes investment decisions for the Fund as to those assets and places orders to purchase and sell securities and other investments for Technology Fund. As of October 31, 2002, AIC had $102.5 million under management.

     The following individuals share day-to-day responsibility for management of the Fund's portfolio:

     * Ronald E. Elijah, a member of AIC, has co-managed the Fund since its inception. Prior to founding AIC (formerly, Elijah Asset Management,
          LLC) in March 1999, Mr. Elijah was a portfolio manager with Robertson Stephens Investment Management from May 1992 to February 1999.

     * Roderick Berry, a member of AIC, has served as co-portfolio manager of the Fund since its inception. Prior to joining AIC in March 1999, Mr. Berry was a member of the research team from March 1995 to March 1999 and a member of the portfolio management team from October 1997 through February 1999 at Robertson Stephens Investment Management.

                  GENERAL INFORMATION ABOUT THE PROXY STATEMENT

SOLICITATION OF PROXIES

     Solicitation of proxies is being made primarily by the mailing of the Notice and this Proxy Statement with its enclosures on or about February 21, 2003. Shareholders of Global Technology Fund whose shares are held by nominees, such as brokers, can vote their proxies by contacting their respective nominee. In addition to the solicitation of proxies by mail, employees of ING Investments and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications. Global Technology Fund has retained Georgeson Shareholder Communications, Inc. (the "Solicitor"), a professional proxy solicitation firm, to assist with any necessary solicitation of proxies. The estimated cost of the proxy solicitation is $44,000. ING Investments will bear half the cost of the proxy solicitation. Of the proxy solicitation expenses allocated to the Funds, each Fund will bear a PRO RATA portion based on its relative net assets immediately prior to the closing of the Reorganization. Shareholders of Global Technology Fund may receive a telephone call from the professional proxy solicitation firm asking the shareholder to vote.

     In all cases where a proxy is solicited by telephone, the Solicitor is required to ask the person to provide identifying registration data, including full name and address, and, if known, the number of shares owned. If the shareholder is a corporation or other entity, the Solicitor will ask for the title of the person and for confirmation that the person is authorized to direct the voting of the shares. The Solicitor will advise the shareholder that the shareholder can vote his or her shares over the telephone and will ask if the shareholder would like to cast a vote. Although the Solicitor's representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in the Proxy Statement/Prospectus. The Solicitor will then record the shareholder's instructions on the Proxy Card. Within 72 hours, the shareholder will be sent a confirmation of his or her vote asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

     If a shareholder wishes to participate in the Special Meeting, but does not wish to give a proxy by telephone, the shareholder may still submit the proxy originally sent with the Proxy Statement/Prospectus, attend in person or vote online. Should shareholders require additional information regarding the proxy or require replacement of the proxy, they may contact the Solicitor toll-free at 1-866-334-0275. A shareholder may revoke the accompanying proxy at any time prior to its use by filing with Global Technology Fund, a written revocation or duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given. The persons named in the accompanying proxy will vote as directed by the proxy, but in the absence of voting directions in any proxy that is signed and returned, they intend to vote "FOR" the Reorganization proposal and may vote in their discretion with respect to other matters not now known to the Board of Global Technology Fund that may be presented at the Special Meeting.

VOTING RIGHTS

     As a shareholder of Global Technology Fund you are entitled to one vote for each share held as to any matter on which you are entitled to vote and for each fractional share that you own, you shall be entitled to a proportionate fractional vote. Shares have no preemptive or subscription rights.

     Only shareholders of Global Technology Fund at the close of business on January 31, 2003 (the "Record Date") will be entitled to be present and give voting instructions for Global Technology Fund at the Special Meeting with respect to their shares owned as of that Record Date. As of the Record Date, 9,499,157.665 shares of Global Technology Fund were outstanding and entitled to vote.

     Approval of the Reorganization  Agreement requires a vote of the lesser of:
(a) 67% or more of the voting securities present at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of Global Technology Fund are present, in person or by proxy, at the Special Meeting; or
(b) more than 50% of the outstanding voting securities of Global Technology, if a quorum is present at the Special Meeting. Holders of one-third of the outstanding shares present in person or by proxy shall constitute a quorum. In the absence of a quorum, a majority of outstanding shares entitled to vote present in person or by proxy may adjourn the meeting from time to time until a quorum is present.

     If a shareholder abstains from voting as to any matter, or if a broker returns a "non-vote" proxy, indicating a lack of authority to vote on a matter, the shares represented by the abstention or non-vote will be deemed present at the Special Meeting for purposes of determining a quorum. However, abstentions and broker non-votes will not be deemed represented at the Special Meeting for purposes of calculating the vote on any matter. For this reason, with respect to matters requiring the affirmative majority of the total shares outstanding, an abstention or broker non-vote will have the effect of a vote against the Reorganization.

     Global Technology Fund expects that, before the Special Meeting, broker-dealer firms holding shares of the Fund in "street name" for their customers will request voting instructions from their customers and beneficial owners. If these instructions are not received by the date specified in the broker-dealer firms' proxy solicitation materials, Global Technology Fund understands that the broker-dealers that are members of the New York Stock Exchange may consider whether the rules of the New York Stock Exchange permit the broker-dealers to vote on the items to be considered at the Special Meeting on behalf of their customers and beneficial owners. If permitted, such broker-dealers may so vote.

     To the knowledge of ING Investments, as of January 27, 2003, no current Director/Trustee owns 1% or more of the outstanding shares of either Fund, and the officers and Directors/Trustees own, as a group, less than 1% of the shares of either Fund.

     Appendix E hereto lists the persons that, as of January 27, 2003, owned beneficially or of record 5% or more of the outstanding shares of any Class of Global Technology Fund or Technology Fund.

OTHER MATTERS TO COME BEFORE THE SPECIAL MEETING

     Global Technology Fund does not know of any matters to be presented at the Special Meeting other than those described in this Proxy Statement/Prospectus. If other business should properly come before the Special Meeting, the proxyholders will vote thereon in accordance with their best judgment.

SHAREHOLDER PROPOSALS

     Global Technology Fund is not required to hold regular annual meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by Global Technology Fund's management. Therefore, it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

REPORTS TO SHAREHOLDERS

     ING Investments will furnish, without charge, a copy of the most recent Annual Report regarding either of the Funds and any more recent Semi-Annual Report succeeding the Annual Report, if any, on request. Requests for such reports should be directed in writing to the Fund at ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or by calling Shareholder Services at 1-800-992-0180.

     IN ORDER THAT THE PRESENCE OF A QUORUM AT THE SPECIAL MEETING MAY BE ASSURED, PROMPT EXECUTION AND RETURN OF THE ENCLOSED PROXY CARD IS REQUESTED. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE.


                                        /s/ Kimberly A. Anderson

                                        Kimberly A. Anderson,
                                        Vice President and Secretary


February 21, 2003
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

                                                                      APPENDIX A

                         REPORT FOR ING TECHNOLOGY FUND

     Set forth below is an excerpt from ING Technology Fund's Annual Report, dated May 31, 2002, regarding the Fund's performance.

     PORTFOLIO MANAGEMENT TEAM: Ronald E. Elijah and Roderick R. Berry, Elijah Asset Management, LLC.

     GOAL: The ING Technology Fund (formerly the Aetna Technology Fund) (the "Fund") seeks to maximize long-term capital appreciation by investing at least 80% of it's net assets in common stocks and securities convertible into common stock of companies in the information technology industry sector.

     MARKET OVERVIEW: During the seven months from October 31, 2001 through May 31, 2002 the technology market continued to struggle through a post-bubble bottoming process. While the NASDAQ Composite Index (NASDAQ), recorded a loss of -4.4% during this period, the larger capitalization stocks, as represented by the NASDAQ 100 Index, slid -11.5%. We continue to see a high level of volatility that has plagued the market since early 2001. Although recent economic data suggests that a full economic recovery is underway, investors appear reluctant to accept the prospect of corporate profit improvement that will eventually follow.

     After the autumn rally that followed the tragic events of September 11th, investors began to question the market's prospects and by mid-April equity prices began to fall. A number of worries gripped the market in mid-April. Concerns over the possibility of rising interest rates, further terrorist attacks, a further decline in corporate profits, as well as a weaker dollar conspired to erode investor confidence. Further clouding the picture is the political unrest in the Middle East and between Pakistan and India, as well as the front-page news regarding the proliferation of bad corporate accounting practices. With all of these uncertainties, it is not surprising that the NASDAQ now rests just slightly over the September low. However, an improving profit recovery cycle appears to be in place and this cycle should continue to gain momentum in the second half of 2002. As investors come to understand this, we expect equity markets to improve by year-end.

     PERFORMANCE: For the seven-month period ended May 31, 2002, the Fund's Class I shares provided a total return of -1.54% compared to the Goldman Sachs Technology Industry Composite Index, which returned -10.27% for the same period.

     PORTFOLIO SPECIFICS: Based on the growing evidence of an economic recovery that we began to see at the end of last summer, the portfolio was positioned with an over-weighting in the semiconductor sector - the most cyclical sector of technology. At the beginning of November, the portfolio had a 34% weighting in semiconductors. This sector weighting grew to over 40% before we began trimming it back to the current 35% level. As has been historically true, the highly cyclical semiconductor sector significantly outperformed the NASDAQ during the early stages of the recovery.

     To moderate the volatility of the Fund, we reduced our weighting in the higher beta software sector while increasing the portfolio weighting in the less volatile information technology services sector. During the entire period, the portfolio remained significantly under-weighted in the communications sector due to a lack of visibility.

     MARKET OUTLOOK: The message from the recent economic news suggests that a recovery has begun. However, the financial markets may not accept the favorable implications this recovery has for corporate profits. Clear indications of an economic rebound can be found in indicators such as consumer confidence surveys and the firming of factory orders (which had declined through 2001). The consumer is critical to the health of an economic rebound given that the consumer accounts for approximately 60% of U.S. GDP (Gross Domestic Product). The relatively high consumer confidence level has supported consumer expenditure, a sign that the U.S. economy is in good health. In addition, an inventory liquidation cycle now appears to be completed as recent factory orders have been rising following several months of decline in 2001. Further, weekly labor report data indicates that companies are nearing the end of large employee layoffs. These and other developments suggest that the U.S. economy is shifting back into a real growth mode and corporate profitability should begin to rise again. This rise in corporate profitability historically has led to an expansion of capital investment.

     The counter cyclical policies by the Federal Reserve and U.S. Government over the last year should continue to stimulate the economy as 2002 progresses. Easing of monetary and fiscal policies over the last year are textbook measures for stimulating an economy and nothing suggests that these policies will not work in the current economic upturn. We must not forget how aggressive the Federal Reserve was in cutting interest rates. After 11 rate cuts, the nominal Federal Funds rate stands at 1.75%, the lowest level in 40 years. At current levels, the real rate is negative, a phenomenon we have not seen since the credit crunch of the early 1990s when domestic banks were in a difficult position, a situation that does not exist today. The government has also been pushing to stimulate the economy with fiscal policy coinciding with the Federal Reserve's monetary efforts. Overall, the federal government will contribute almost $200 billion of fiscal stimulus to the economy, a meaningful amount when one considers this equals about 1.5% of GDP.

     We believe the financial markets are too skeptical regarding the prospects of an increase in capital expenditures in the second half of 2002. While analysts cite recent corporate spending-intention surveys to support their negative views, they are failing to note that the main determinant for increasing capital expenditures in every recovery since the 1950s has been corporate profit growth. Companies will only commit to capital expenditures once sustainable profit growth is expected. In every U.S. economic recovery since 1950, capital expenditure increases lagged the start of a general economic recovery by three quarters. Recent data from the Bureau of Economic Analysis indicates that U.S. corporate profits, after inventory valuation and capital consumption adjustments, increased in the fourth quarter of 2001. Should this trend of corporate profit increases continue, which recent indications of the first quarter of 2002 suggests, then we could expect capital budget expenditures to begin to expand in the September quarter of 2002.

     The  business  fundamentals  of  the  semiconductor  industry  continue  to improve. During the month of April, the three-month rolling average for unit shipments reached a flat level on a year-over-year comparison, versus the prior month of down 9%. As a result, chipmakers are more willing to place semiconductor equipment orders again. April equipment orders reflected an 18% monthly sequential improvement in bookings. Visibility into the June quarter remains good as Novellus Systems recently increased their order guidance to 57% sequentially. Applied Materials also provided July quarter order growth guidance of 10-15% sequentially. This resumption in order growth is being driven by production facility investments from the Taiwanese foundries, a move to sub-0.18 micron capacity, and new production facilities in Mainland China. We believe that we are at the beginning of a semiconductor industry recovery that will last two to three years.

     In closing, we remain upbeat about the equity market potential in the second half of 2002. The inventory purge that has negatively impacted the U.S. economy, and particularly the technology sector, has most definitely ended and a period of inventory replenishment has begun. Recently, we have witnessed upbeat earnings reports from two leading technology companies, Cisco

     Systems and Dell Computers, indicating that the technology bubble is over and modest growth is resuming. We look for more upbeat reports when other large technology companies provide second quarter earnings results in July. As evidence continues to surface that the U.S. economy appears to be building momentum into the second half of this year and business profitability continues to improve, we are convinced that we will again see corporate capital expenditures begin to rise in late 2002. Our bullish technology outlook remains intact and portends a strong equity market for the Fund in the second half of 2002.

                                                     3/1/00    5/31/00   5/31/01   5/31/02
                                                    --------   -------   -------   -------
ING Technology Fund Class I                         $ 10,000   $ 9,380   $ 5,120   $ 3,840
Goldman Sachs Technology Industry Composite Index   $ 10,000   $ 8,122   $ 4,446   $ 2,992

         AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MAY 31, 2002

                                                   SINCE INCEPTION      SINCE INCEPTION
                                               OF CLASS A, B, C AND I      OF CLASS O
                                      1 YEAR          03/01/00              08/06/01
                                      ------          --------              --------
Including Sales Charge:
  Class A(1)                          -29.52%          -36.49%                   --
  Class B(2)                          -29.60%          -36.20%                   --
  Class C(3)                          -26.44%          -35.26%                   --
  Class I                             -25.00%          -34.65%                   --
  Class O                                 --               --                -20.87%
Excluding Sales Charge:
  Class A                             -25.24%          -34.80%                   --
  Class B                             -25.89%          -35.33%                   --
  Class C                             -25.69%          -35.26%                   --
  Class I                             -25.00%          -34.65%                   --
  Class O                                 --               --                -20.87%
Goldman Sachs Technology Industry
  Composite Index                     -32.70%          -42.69%               -32.29%(4)

----------
(1)  Reflects deduction of the maximum Class A sales charge of 5.75%.
(2) Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception returns.
(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.
(4)  Since inception performance for the index is shown from 08/01/2001.

     Based upon a $10,000 initial investment, the graph and table above illustrate the total return of ING Technology Fund against the Goldman Sachs Technology Industry Composite Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

     Performance table and graph do not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

     Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

     PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

     THIS REPORT CONTAINS STATEMENTS THAT MAY BE  "FORWARD-LOOKING"  STATEMENTS.
ACTUAL   RESULTS   MAY   DIFFER   MATERIALLY   FROM  THOSE   PROJECTED   IN  THE
"FORWARD-LOOKING" STATEMENTS.

     THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO
MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

     FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

     PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities and maintaining a non-diversified portfolio. Focusing on companies engaged in information technology industry sector.

                                                                      APPENDIX B

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 7th day of January, 2003, by and between ING Series Fund, Inc., a Maryland Corporation (the "Company") with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, on behalf of its series, ING Technology Fund (the "Acquiring Fund") and ING Mutual Funds, a Delaware business trust (the "Trust") with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, on behalf of its series, ING Global Technology Fund (the "Acquired Fund").

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the
Acquired Fund to the Acquiring Fund in exchange solely for Class A, Class B, Class C and Class I voting shares of beneficial interest of the Acquiring Fund (the "Acquiring Fund Shares"), the assumption by the Acquiring Fund of the
liabilities   of  the  Acquired  Fund   described  in  paragraph  1.3,  and  the
distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

     WHEREAS, the Acquired Fund and the Acquiring Fund are open-end, registered investment companies of the management type or a series thereof, and the Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest;

     WHEREAS, the Directors of the Company have determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund described in paragraph 1.3, by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

     WHEREAS, the Trustees of the Trust have determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund described in paragraph 1.3 by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

     1.1. Subject to the requisite approval of the Acquired Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund's assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Class A, Class B, Class C and Class I Acquiring Fund Shares determined by dividing the value of the Acquired Fund's net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Acquired Fund as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

     1.2. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided for in paragraph 3.1 (the "Closing Date") (collectively, "Assets").

     1.3. The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume the liabilities of the Acquired Fund set forth in the Acquired Fund's statement of assets and liabilities as of the Closing Date delivered by the Trust, on behalf of the Acquired Fund to the Company, on behalf of the Acquiring Fund, pursuant to paragraph 7.2 hereof. On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

     1.4. Immediately after the transfer of Assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund's shareholders of record with respect to each class of its shares, determined as of immediately after the close of business on the Closing Date (the "Acquired Fund Shareholders"), on a pro rata basis within that class, the Acquiring Fund Shares of the same class received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund's shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Class A, Class B, Class C and Class I Acquiring Fund Shares to be so credited to Class A, Class B, Class C and Class I Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund shares of the corresponding class owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in Class A, Class B, Class C and Class I shares of the Acquired Fund will represent a number of the same class of Acquiring Fund Shares after the Closing Date, as determined in accordance with Section 2.3. The Acquiring Fund shall not issue certificates representing the Class A, Class B, Class C and Class I Acquiring Fund Shares in connection with such exchange.

     1.5. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent, as defined in paragraph 3.3.

     1.6. Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.   VALUATION

     2.1. The value of the Assets shall be the value of such assets computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures in the then-current prospectus and statement of additional information and valuation procedures established by the Acquiring Fund's Board of Directors.

     2.2. The net asset value of a Class A, Class B, Class C and Class I Acquiring Fund Share shall be the net asset value per share computed with respect to that class on the Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then-current prospectus and statement of additional information, and valuation procedures established by the Acquiring Fund's Board of Directors.

     2.3. The number of the Class A, Class B, Class C and Class I Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's Assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class A, Class B, Class C and Class I shares of the Acquired Fund, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share, determined in accordance with paragraph 2.2.

     2.4. All computations of value shall be made by the Acquired Fund's designated record keeping agent and shall be subject to review by Acquiring Fund's record keeping agent and by each Fund's respective independent accountants.

3.   CLOSING AND CLOSING DATE

     3.1. The Closing Date shall be April 26, 2003, or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Acquiring Fund or at such other time and/or place as the parties may agree.

     3.2. The Acquired Fund shall direct Brown Brothers Harriman and Co., as custodian for the Acquired Fund (the "Custodian"), to deliver, at the Closing, a certificate of an authorized officer stating that (i) Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Acquiring Fund no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver, as of the Closing Date by book entry in accordance with the customary practices of any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 Act")) in which the Acquired Fund's Assets are deposited and the Custodian, the Acquired Fund's Assets deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

     3.3. The Acquired Fund shall direct DST Systems, Inc. (the "Transfer Agent"), on behalf of the Acquired Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Class A, Class B, Class C and Class I shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquiring Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

     3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund, respectively, shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquired Fund or the Board of Directors of the Acquiring Fund, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.   REPRESENTATIONS AND WARRANTIES

     4.1. Except as has been disclosed to the Acquiring Fund in a written instrument executed by an officer of the Trust, the Trust, on behalf of the Acquired Fund, represents and warrants to the Company as follows:

     (a) The Acquired Fund is duly organized as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under the Trust's Declaration of Trust to own all of its Assets and to carry on its business as it is now being conducted;

     (b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect;

     (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

     (d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

     (e) On the Closing Date, the Trust, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such assets, the Company, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

     (f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound;

     (g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures, and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

     (h) Except as otherwise disclosed in writing to and accepted by the Company, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

     (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Acquired Fund at October 31, 2002 have been audited by PricewaterhouseCoopers LLP, independent accountants, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

     (j) Since October 31, 2002, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

     (k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

     (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

     (m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

     (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

     (o) The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

     (p) The proxy statement of the Acquired Fund (the "Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

     4.2. Except as has been disclosed to the Acquired Fund in a written instrument executed by an officer of the Company, the Company, on behalf of the Acquiring Fund, represents and warrants to the Trust as follows:

     (a) The Acquiring Fund is duly organized as a series of the Company, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under the Company's Articles of Incorporation to own all of its Assets and to carry on its business as it is now being conducted;

     (b) The Company is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquired Fund under the 1933 Act, is in full force and effect;

     (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

     (d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

     (e) On the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

     (f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Company's Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Company, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Company, on behalf of the Acquiring Fund, is a party or by which it is bound;

     (g) Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquiring Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Company, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

     (h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Portfolio of Investments of the Acquiring Fund at May 31, 2002 have been audited by KPMG LLP, independent auditors, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

     (i) Since May 31, 2002, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change;

     (j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

     (k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

     (l) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

     (m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Directors of the Company, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

     (n) The Class A, Class B, Class C and Class I Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable;

     (o) The information to be furnished by the Acquiring Fund for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

     (p) That insofar as it relates to the Acquiring Fund, the Registration Statement relating to the Acquiring Fund Shares issuable hereunder, and the proxy materials of the Acquired Fund to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.   COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     5.1. The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

     5.2. The Acquired Fund will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.3. The Acquired Fund covenants that the Class A, Class B, Class C and Class I Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

     5.4. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

     5.5. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

     5.6. The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the "Prospectus"), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

     5.7. As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Class A, Class B, Class C and Class I Acquiring Fund Shares received at the Closing.

     5.8. The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

     5.9. The Trust, on behalf of Acquired Fund, covenants that the Trust will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Company, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Trust's, on behalf of the Acquired Fund's, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) the Company's, on behalf of the Acquiring Fund's, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

     5.10. The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

     The obligations of the Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Trust's election, to the performance by the Company, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

     6.1. All representations and warranties of the Company, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

     6.2. The Company shall have delivered to the Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Trust and dated as of the

Closing Date, to the effect that the representations and warranties of the Company, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust shall reasonably request;

     6.3. The Company, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Company, on behalf of the Acquiring Fund, on or before the Closing Date; and

     6.4. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     The obligations of the Company, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at the Company's election to the performance by the Trust, on behalf of the Acquired Fund, all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     7.1. All representations and warranties of the Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

     7.2. The Trust shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, as of the Closing Date, certified by the Treasurer of the Trust;

     7.3. The Trust shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Company and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Company shall reasonably request;

     7.4. The Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquired Fund, on or before the Closing Date;

     7.5. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1;

     7.6. The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Trust, on behalf of the Acquired Fund, or the Company, on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, applicable Delaware law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Company nor the Trust may waive the conditions set forth in this paragraph 8.1;

     8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to the Trust's or the Company's knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

     8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Company or the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

     8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

     8.5. The parties shall have received the opinion of Dechert addressed to the Trust and the Company substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Dechert of representations it shall request of the Company and the Trust. Notwithstanding anything herein to the contrary, neither the Company nor the Trust may waive the condition set forth in this paragraph 8.5.

9.   BROKERAGE FEES AND EXPENSES

     9.1. The Company, on behalf of the Acquiring Fund, and the Trust, on behalf of the Acquired Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     9.2. The expenses relating to the proposed Reorganization will be shared so that (1) half of such costs are borne by the investment adviser to the Acquiring Fund, and (2) half are borne by the Acquired and Acquiring Funds and will be paid by the Acquired Fund and Acquiring Fund pro rata based upon the relative net assets of the Acquiring Fund and Acquired Fund as of the close of business on the record date for determining the shareholders of the Acquired Fund entitled to vote on the Reorganization. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Fund's prospectus and the Acquired Fund's proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

10.  ENTIRE AGREEMENT

     The  Company  and  the  Trust  agree  that  neither   party  has  made  any
representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.  TERMINATION

     This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before August 31, 2003, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Directors/Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.  AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Company and the Trust; provided, however, that following the meeting of the shareholders of the Acquired Fund called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class A, Class B, Class C and Class I Acquiring Fund Shares to be issued to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.  NOTICES

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the Trust, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, or to the Company, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, attn:
Kimberly A. Anderson, in each case with a copy to Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006-2401, attn: Jeffrey S. Puretz.

14.  HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

     14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

     14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the property of the Acquired Fund, as provided in the Declaration of Trust of the Trust. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of such party.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.


Attest:                                 ING SERIES FUND, INC.
                                        on behalf of its series
                                        ING TECHNOLOGY FUND


__________________________________      By: ____________________________________
SECRETARY

                                        Title: _________________________________


Attest:                                 ING MUTUAL FUNDS
                                        on behalf of its series
                                        ING GLOBAL TECHNOLOGY FUND


__________________________________      By: ____________________________________
SECRETARY

                                        Title: _________________________________

                                                                      APPENDIX C

              ADDITIONAL INFORMATION REGARDING ING TECHNOLOGY FUND
                               ("TECHNOLOGY FUND")

                                SHAREHOLDER GUIDE

ING PURCHASE OPTIONS(TM)

     This Proxy Statement/Prospectus relates to four separate Classes of shares of Technology Fund: Class A, Class B, Class C and Class I, each of which represents an identical interest in Technology Fund's investment portfolio, but are offered with different sales charges and distribution (Rule 12b-1) and service fee arrangements.* As described below and elsewhere in this Proxy Statement/Prospectus, the contingent deferred sales load structure and conversion characteristics of Technology Fund shares that will be issued to you in the Reorganization will be the same as those that apply to ING Global Technology Fund ("Global Technology Fund") shares held by you immediately prior to the Reorganization, and the period that you held shares of Global Technology Fund will be included in the holding period of Technology Fund shares for purposes of calculating any contingent deferred sales charges and determining any conversion rights. Purchases of the shares of Technology Fund after the Reorganization will be subject to the sales load structure and conversion rights discussed below.

     The sales charges and fees for each Class of shares of Technology Fund are shown and contrasted in the chart below.

                                                    CLASS A      CLASS B      CLASS C     CLASS I
                                                    -------      -------      -------     -------
Maximum Initial Sales Charge on Purchases            5.75%(1)     None         None         None
Contingent Deferred Sales Charge ("CDSC")            None(2)      5.00%(3)     1.00%(4)     None
Annual Distribution (12b-1) and Service Fees(5)      0.25%        1.00%        1.00%        None
Maximum Purchase                                   Unlimited     $250,000    Unlimited   Unlimited
Automatic Conversion to Class A                       N/A       8 Years(6)      N/A         N/A

----------
(1)  Reduced for purchases of $50,000 and over.

(2) For investments of $1 million or more, a CDSC of no more than 1% may be assessed on redemptions of shares that were purchased without an initial sales charge. See "Class A Shares: Initial Sales Charge Alternative" in this Appendix C.

(3) Imposed upon redemption within 6 years from purchase. Fee has scheduled reductions after the first year. See "Class B Shares: Deferred Sales Charge Alternative" in this Appendix C.

(4)  Imposed upon redemption within 1 year from purchase.

(5)  Annual asset-based distribution charge.

(6) Class B shares of Technology Fund issued to shareholders of Global Technology Fund in the Reorganization will convert to Class A shares in the eighth year from the original date of purchase of the Class B shares of Global Technology Fund.

----------
* Only share classes affected by the Reorganization are discussed in this shareholder guide, although the Fund also offers Class O shares.

     The relative impact of the initial sales charges and ongoing annual expenses will depend on the length of time a share is held. Orders for Class B shares in excess of $250,000 will be accepted as orders for Class A shares or declined.

     CLASS A SHARES: INITIAL SALES CHARGE ALTERNATIVE. Class A shares of Technology Fund are sold at the net asset value ("NAV") per share in effect plus a sales charge as described in the following table. For waivers or reductions of the Class A shares sales charges, see "Special Purchases Without a Sales Charge" and "Reduced Sales Charges" below.

                                CLASS A SHARES(1)

                                         AS A % OF THE        AS A %
     YOUR INVESTMENT                     OFFERING PRICE       OF NAV
     ---------------                     --------------       ------
     Less than $50,000                        5.75%            6.10%
     $50,000 - $99,999                        4.50%            4.71%
     $100,000 - $249,999                      3.50%            3.63%
     $250,000 - $499,999                      2.50%            2.56%
     $500,000 - $1,000,000                    2.00%            2.04%
     $1,000,000 and over

     ----------
     (1) Shareholders that purchased funds prior to February 2, 1998 that were a part of the Aetna family of funds at the time of purchase, are not subject to sales charges for the life of their account.

     There is no initial sales charge on purchases of Class A shares of $1,000,000 or more. However, the shares will be subject to a CDSC if they are redeemed within one or two years of purchase, depending on the amount of the purchase, as follows:

                                                          PERIOD DURING
     YOUR INVESTMENT                          CDSC      WHICH CDSC APPLIES
     ---------------                          -----     ------------------
     $1,000,000 - $2,499,999                  1.00%          2nd year
     $2,500,000 - $4,999,999                  0.50%          1st year
     $5,000,000 and over                      0.25%          1st year

     Class A shares of funds that were purchased in an amount of $1 million or more that were part of the Aetna family of funds (other than any of the Aetna Index Plus Funds) at the time of purchase will be subject to a CDSC if they are redeemed within two years of purchase, depending on the amount of the purchase as follows:

                                                          PERIOD DURING
     YOUR INVESTMENT                          CDSC      WHICH CDSC APPLIES
     ---------------                          -----     ------------------
     $1,000,000 - $2,999,999                  1.00%          1st year
     $1,000,000 - $2,999,999                  0.50%          2nd year
     $3,000,000 - $19,999,999                 0.50%          2nd year
     $20 million or greater                   0.25%          2nd year

     Investors who exchange Class A shares that were purchased from funds that were part of the Aetna family of funds at the time of purchase, for shares of other ING Funds will be subject to the ING Funds' CDSC schedule which may mean that a higher rate will apply.

     REDUCED SALES CHARGES. An investor may immediately qualify for a reduced sales charge on a purchase of Class A shares of Technology Fund or other open-end funds in the ING Funds which offer Class A shares, or shares with front-end sales charges ("Participating Funds") by completing the Letter of Intent section of an Application to purchase Technology Fund shares. Executing the Letter of Intent expresses an intention to invest during the next 13 months a specified amount, which, if made at one time, would qualify for a reduced sales charge. An amount equal to the Letter of Intent amount multiplied by the maximum sales charge imposed on purchases of Technology Fund and Class will be restricted within your account to cover additional sales charges that may be due if your actual total investment fails to qualify for the reduced sales charges. See the Statement of Additional Information ("SAI") for Technology Fund for details on the Letter of Intent option or contact Shareholder Services, as described below, at 1-800-992-0180 for more information.

     A sales charge may also be reduced by taking into account the current value of your existing holdings in Technology Fund or any other open-end funds in the ING Fund complex (excluding ING Aeltus Money Market Fund) ("Rights of Accumulation"). The reduced sales charges apply to quantity purchases made at one time or on a cumulative basis over any period of time. See the SAI for Technology Fund for details or contact Shareholder Services, as defined below, at 1-800-992-0180 for more information.

     For the purposes of Rights of Accumulation and the Letter of Intent Privilege, shares held by investors in the ING Funds that impose a CDSC may be combined with Class A shares for a reduced sales charge but will not affect any CDSC that may be imposed upon the redemption of shares of Technology Fund which imposes a CDSC.

     SPECIAL PURCHASES WITHOUT A SALES CHARGE. Class A shares may be purchased without a sales charge by certain individuals and institutions. For additional information, contact Shareholder Services at 1-800-992-0180, or see the SAI for Technology Fund.

     CLASS B SHARES: DEFERRED SALES CHARGE ALTERNATIVE. Class B shares are offered at their NAV per share without any initial sales charge. Class B shares that are redeemed within six years of purchase, however, will be subject to a CDSC as described in the table that follows. Class B shares of Technology Fund are subject to distribution and service fees at an annual rate of 1.00% of the average daily net assets of the Class, which is higher than the distribution and service fees of Class A shares. The higher distribution and service fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower NAV than Class A shares. Orders for Class B shares in excess of $250,000 will be accepted as orders for Class A shares or declined. The amount of the CDSC is based on the lesser of the NAV of the Class B shares at the time of purchase or redemption. There is no CDSC on Class B shares acquired through the reinvestment of dividends and capital gains distributions. The CDSCs are as follows:

          YEAR OF REDEMPTION AFTER PURCHASE                CDSC
          ---------------------------------                ----
          First                                             5%
          Second                                            4%
          Third                                             3%
          Fourth                                            3%
          Fifth                                             2%
          Sixth                                             1%
          After Sixth Year                                 None

     Class B shares will automatically convert into Class A shares eight years after purchase. Class B shares of Technology Fund issued in connection with the Reorganization will convert to Class A shares eight years after the purchase of the original shares of Global Technology Fund. For additional information on the CDSC and the conversion of Class B, see Technology Fund's SAI.

     CLASS C SHARES. Class C shares are offered at their NAV per share without an initial sales charge. Class C shares may be subject to a CDSC of 1% if redeemed within one year of purchase. The amount of the CDSC is based on the lesser of the NAV of the Class C shares at the time of purchase or redemption. There is no CDSC on Class C shares acquired through the reinvestment of dividends and capital gains distributions.

     WAIVERS OF CDSC. The CDSC will be waived in the following cases. In determining whether a CDSC is applicable, it will be assumed that shares held in the shareholder's account that are not subject to such charge are redeemed first.

     (i) The CDSC will be waived in the case of redemption following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for those shares held at the time of death or initial determination of permanent disability.

     (ii) The CDSC also may be waived for Class B and Class C shares redeemed pursuant to a Systematic Withdrawal Plan, up to a maximum of 12% per year of a shareholder's account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12% annually.

     (iii) The CDSC also will be waived in the case of mandatory distributions from a tax-deferred retirement plan or an IRA.

     If you think you may be eligible for a CDSC waiver, contact Shareholder Services at 1-800-992-0180.

     REINSTATEMENT PRIVILEGE. Class B or Class C shareholders who have redeemed their shares in any open-end ING Fund may reinvest some or all of the proceeds in the same share class within 90 days without a sales charge. Reinstated Class B and Class C shares will retain their original cost and purchase date for purposes of the CDSC. This privilege can be used only once per calendar year. See the SAI for Technology Fund for details or contact Shareholder Services at 1-800-992-0180 for more information.

     RULE 12b-1 PLAN. Technology Fund has a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act") applicable to Class A, Class B, and Class C shares of Technology Fund ("Rule 12b-1 Plan"). There is no distribution plan pursuant to Rule 12b-1 for Class I shares of Technology Fund. Under the Rule 12b-1 Plan, ING Funds Distributor, LLC (the "Distributor") may receive from Technology Fund an annual fee in connection with the offering, sale and shareholder servicing of Technology Fund's Class A, Class B and Class C shares.

     DISTRIBUTION AND SERVICING FEES. As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of shares of Technology Fund and in connection with services rendered to shareholders of Technology Fund, Technology Fund pays the Distributor servicing fees and distribution fees up to the annual rates set forth below (calculated as a percentage of Technology Fund's average daily net assets attributable to that Class):

                                  SERVICING FEE     DISTRIBUTION FEE
                                  -------------     ----------------
          Class A                     0.25%              0.00%
          Class B                     0.25%              0.75%
          Class C                     0.25%              0.75%

     Fees paid under the Rule 12b-1 Plan may be used to cover the expenses of the Distributor from the sale of Class A, Class B or Class C shares of Technology Fund, including payments to Authorized Dealers, and for shareholder servicing. Because these fees are paid out of Technology Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

     OTHER EXPENSES. In addition to the management fee and other fees described previously, Technology Fund pays other expenses, such as legal, audit, transfer agency and custodian fees, proxy solicitation costs and the compensation of Directors who are not affiliated with ING Investments, LLC ("ING Investments"). Most Technology Fund expenses are allocated proportionately among all of the outstanding shares of Technology Fund. However, the Rule 12b-1 Plan fees for each Class of shares are charged proportionately only to the outstanding shares of that Class.

PURCHASING SHARES

     The minimum initial investment in Technology Fund is $1,000 ($250 for IRAs), and the minimum for additional investment in Technology Fund is $100. The minimum initial investment for a pre-authorized retirement plan is $1,000, plus monthly installments of at least $100. Technology Fund reserves the right to liquidate sufficient shares to recover annual Transfer Agent fees should the investor fail to maintain his/her account value at a minimum of $1,000 ($250 for IRAs).

     Technology Fund and the Distributor reserve the right to reject any purchase order. Please note that cash, travelers' checks, third party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) will not be accepted. The ING Funds reserve the right to waive minimum investment amounts.

     MARKET TIMERS. Technology Fund may restrict or refuse purchase orders, whether directly or by exchange, by market timers. "Market timing" is defined as effective frequent trades into or out of a Fund in an effort to anticipate or time market movements. Due to the frequent and disruptive nature of this activity, it can adversely impact the ability of ING Investments to invest assets in an orderly, long-term manner, which in turn may adversely impact the performance of Technology Fund.

     PRICE OF SHARES. When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable deferred sales charge. Exchange orders are effected at NAV.

     DETERMINATION OF NET ASSET VALUE. The NAV per share for each class of Technology Fund is determined each business day as of the close of trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share for each class of Technology Fund is calculated by taking the value of Technology Fund's assets attributable to that class, subtracting Technology Fund's liabilities attributable to that Class, and dividing by the number of shares of that class that are outstanding. Because foreign securities may trade on days when Technology Fund does not price shares, the NAV of Technology Fund may change on days when shareholders will not be able to purchase and redeem Technology Fund shares.

     In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Directors. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

     PRE-AUTHORIZED INVESTMENT PLAN. You may establish a pre-authorized investment plan to purchase shares with automatic bank account debiting. For further information on pre-authorized investment plans, contact Shareholder Services at 1-800-992-0180.

     RETIREMENT PLANS. Technology Fund has available prototype qualified retirement plans for both corporations and for self-employed individuals. Also available are prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. State Street Bank and Trust Company ("SSB") acts as the custodian under these plans. For further information, contact Shareholder Services at 1-800-992-0180. SSB currently receives a $12 custodian fee annually for the maintenance of such accounts.

     EXECUTION OF REQUESTS. Purchase and sale requests are executed at the NAV next determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth in Technology Fund's Prospectus under the section "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day.

     You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of Technology Fund will not be issued unless you request them in writing.

     TELEPHONE ORDERS. Technology Fund and its Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. Technology Fund and its Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If Technology Fund and its Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

EXCHANGE PRIVILEGES AND RESTRICTIONS

     An exchange privilege is available. Exchange requests may be made in writing to the Transfer Agent or by calling Shareholder Services at 1-800-992-0180. There is no specific limit on exchange frequency; however, Technology Fund is intended for long term investment and not as a trading vehicle. ING Investments or the Distributor may prohibit excessive exchanges (more than four per year). ING Investments reserves the right, upon 60 days' prior notice, to cancel the exchange policy or restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges. The total value of shares being exchanged must at least equal the minimum investment requirement of Technology Fund into which they are being exchanged.

     Shares of one class of Technology Fund generally may be exchanged for shares of that same Class of any other open-end ING Fund without payment of any additional sales charge. In most instances, if you exchange and subsequently redeem your shares, any applicable CDSC will be based on the full period of the share ownership. Shareholders exercising the exchange privilege with any other open-end ING Fund should carefully review the Prospectus of that Fund. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. You will automatically be assigned the telephone exchange privilege unless you mark the box on the Account Application that signifies you do not wish to have this privilege. The exchange privilege is only available in states where shares of Technology Fund being acquired may be legally sold.

     If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis, and it is not expected that a secondary market for the fund's shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, ING Senior Income Fund will normally make monthly repurchase offers for 5% of its outstanding common shares. If more than 5% of the fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege with ING Senior Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the ING Senior income Fund prospectus or any other ING prospectus by calling Shareholder Services at 1-800-992-0180.

     You will automatically have the ability to request an exchange by calling Shareholder Services at 1-800-992-0180 unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege.

     CDSC ON EXCHANGE INTO ING SENIOR INCOME FUND. You are not required to pay an applicable CDSC upon any exchange from Technology Fund (or any other ING
Fund) into the ING Senior Income Fund. However, if you exchange into ING Senior Income Fund and subsequently offer your shares for repurchase by that fund, the

CDSC will apply from the fund from which you exchanged. The time period for application of the CDSC will be calculated based on the first date you acquired your shares in Technology Fund (or other ING Fund).

     SYSTEMATIC EXCHANGE PRIVILEGE. With an initial account balance of at least $5,000, subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other open-end ING Fund, except ING Lexington Money Market Trust and ING Corporate Leaders Trust Fund. This exchange privilege may be modified at any time or terminated upon 60 days' written notice to shareholders.

     SMALL ACCOUNTS. Due to the relatively high cost of handling small investments, Technology Fund reserves the right upon 30 days' written notice to redeem, at NAV, the shares of any shareholder whose account (except for IRAs) has a value of less than $1,000 other than as a result of a decline in the NAV per share.

HOW TO REDEEM SHARES

     Shares of Technology Fund will be redeemed at the NAV (less any applicable CDSC and/or federal income tax withholding) next determined after receipt of a redemption request in good form on any day the New York Stock Exchange is open for business.

     SYSTEMATIC WITHDRAWAL PLAN. You may elect to have monthly, quarterly, semi-annual or annual payments in any fixed amount of $100 or more made to yourself, or to anyone else you properly designate, as long as the account has a current value of at least $10,000. For additional information, contact Shareholder Services at 1-800-992-0180, or see Technology Fund's SAI.

     PAYMENTS. Payment to shareholders for shares redeemed ordinarily will be made within three days after receipt by the Transfer Agent of a written request in good order. Technology Fund may delay the mailing of a redemption check until the check used to purchase the shares being redeemed has cleared which may take up to 15 days or more. To reduce such delay, all purchases should be made by bank wire or federal funds. Technology Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the Rules of the U.S. Securities and Exchange Commission. Technology Fund intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash harmful to Technology Fund, Technology Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, Technology Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.

ACCOUNT ACCESS

     Unless your Fund shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.ingfunds.com or via a touch tone telephone by calling Shareholder Services at 1-800-992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Services Representative, you may call the toll-free number listed above and select Option 2.

PRIVACY POLICY

     Technology Fund has adopted a policy concerning investor privacy. To review the privacy policy, contact Shareholder Services at 1-800-992-0180 and select Option 1 or obtain a policy over the Internet at www.ingfunds.com.

MANAGEMENT OF TECHNOLOGY FUND

     INVESTMENT ADVISER. ING Investments, an Arizona limited liability company, serves as the investment adviser to Technology Fund. ING Investments has overall responsibility for management of Technology Fund. ING provides or oversees all investment advisory services for Technology Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of Technology Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. As of October 31, 2002, ING Investments managed over $32.4 billion in assets.

     SUB-ADVISER. AIC Asset Management, LLC ("AIC"), a Delaware limited liability company, serves as Sub-Adviser to Technology Fund. AIC's address is 100 Pine Street, Suite 420, San Francisco, California 94117. Subject to the supervision of the Board of Directors and ING Investments, AIC manages Technology Fund's portfolio in accordance with Technology Fund's investment objective, policies, and limitations. AIC makes investment decisions for Technology Fund as to those assets and places orders to purchase and sell securities and other investments for Technology Fund. As of October 31, 2002, AIC had $102.5 million in assets under management.

     Ronald E. Elijah, a member of AIC, has been co-managing Technology Fund since its inception. Prior to founding AIC (formerly, Elijah Asset Management,
LLC) in March 1999, Mr. Elijah was a portfolio manager with Robertson Stephens Investment Management from May 1992 to February 1999. Roderick R. Berry, a member of AIC, has served as co-portfolio manager of Technology Fund since its inception. Prior to joining AIC in March 1999, Mr. Berry was a member of the research team from March 1995 to March 1999 and a member of the portfolio management team from October 1997 through February 1999 at Robertson Stephens Investment Management.

     PARENT COMPANY AND DISTRIBUTOR. ING Investments and the Distributor are indirect, wholly owned subsidiaries of ING Groep N.V. (NYSE:ING) ("ING Group"). ING Group is a global financial institution active in the fields of insurance, banking and asset management in more than 65 countries, with over 110,000 employees.

     SHAREHOLDER SERVICES REPRESENTATIVE. ING Funds Services, LLC serves as Shareholder Services Representative for Technology Fund. The Shareholder Services Representative is responsible for responding to written and telephonic inquiries from shareholders. Technology Fund pays the Shareholder Services Representative a monthly fee on a per-contact basis, based upon incoming and outgoing telephonic and written correspondence.

     PORTFOLIO TRANSACTIONS. ING Investments will place orders to execute securities transactions that are designed to implement Technology Fund's investment objectives and policies. ING Investments will use its reasonable efforts to place all purchase and sale transactions with brokers, dealers and banks ("brokers") that provide "best execution" of these orders. In placing purchase and sale transactions, ING Investments may consider brokerage and research services provided by a broker to ING Investments or its affiliates, and Technology Fund may pay a commission for effecting a securities transaction that is in excess of the amount another broker would have charged if ING Investments determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker. In addition, ING Investments may place securities transactions with brokers that provide certain services to Technology Fund. ING Investments also may consider a broker's sale of Fund shares if ING Investments is satisfied that Technology Fund would receive best execution of the transaction from that broker.

DIVIDENDS, DISTRIBUTIONS & TAXES

     DIVIDENDS AND DISTRIBUTIONS. Technology Fund generally distributes most or all of its net earnings in the form of dividends. Technology Fund pays dividends and capital gains, if any, annually. Dividends and distributions will be determined on a class basis.

     Any  dividends  and   distributions   paid  by  Technology   Fund  will  be
automatically reinvested in additional shares of the respective class of Technology Fund, unless you elect to receive distributions in cash. When a dividend or distribution is paid, the NAV per share is reduced by the amount of the payment. You may, upon written request or by completing the appropriate section of the Account Application in the Prospectus, elect to have all dividends and other distributions paid on Class A, Class B, Class C and Class I shares of Technology Fund invested into an ING Fund that offers Class A, Class B, Class C and Class I shares.

     FEDERAL TAXES. [SUBJECT TO REVIEW BY TAX COUNSEL] The following information is meant as a general summary for U.S. shareholders. Please see Technology Fund's SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in Technology Fund.

     Technology Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although Technology Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gain. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if Technology Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

     Dividends declared by Technology Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

     You will receive an annual statement summarizing your dividend and capital gains distributions.

     If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

     There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

     As with all mutual funds, Technology Fund may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions payable to you if you fail to provide Technology Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

                              FINANCIAL HIGHLIGHTS

     The information in the table below has been derived from Technology Fund's financial statements, which have been audited by KPMG LLP, independent auditors.

                                                         CLASS A
                                           -------------------------------------
                                           SEVEN MONTHS    YEAR       MARCH 1,
                                              ENDED        ENDED     2000(1) TO
                                             MAY 31,    OCTOBER 31,  OCTOBER 31,
                                             2002(4)       2001         2000
                                             -------       ----         ----
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period   $     3.88        8.56        10.00
  Income from investment operations:
  Net investment loss                    $    (0.04)      (0.05)       (0.06)
  Net realized and unrealized loss on
    investments                          $    (0.02)      (4.63)       (1.38)
  Total from investment operations       $    (0.06)      (4.68)       (1.44)
  Net asset value, end of period         $     3.82        3.88         8.56
TOTAL RETURN(2):                         %    (1.55)     (54.67)      (14.40)

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)      $   10,341       7,425        7,569
  Ratios to average net assets:
  Net expenses after expense
    reimbursement(3)(5)                  %     1.75        1.75         1.75
  Gross expenses prior to expense
    reimbursement(3)                     %     2.60        2.61         2.73
  Net investment loss after expense
    reimbursement(3)(5)                  %    (1.68)      (1.36)       (1.34)
  Portfolio turnover rate                %       59         175          124

----------
(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4)  The Fund changed its fiscal year end to May 31.
(5) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses.

                                                         CLASS B
                                           -------------------------------------
                                           SEVEN MONTHS    YEAR       MARCH 1,
                                              ENDED        ENDED     2000(1) TO
                                             MAY 31,    OCTOBER 31,  OCTOBER 31,
                                             2002(4)       2001         2000
                                             -------       ----         ----
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period   $     3.84        8.52        10.00
  Income from investment operations:
  Net investment loss                    $    (0.06)      (0.11)       (0.08)
  Net realized and unrealized loss on
    investments                          $    (0.03)      (4.57)       (1.40)
  Total from investment operations       $    (0.09)      (4.68)       (1.48)
  Net asset value, end of period         $     3.75        3.84         8.52
TOTAL RETURN(2):                         %    (2.34)     (54.93)      (14.80)

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)      $    1,194       1,224        2,329
  Ratios to average net assets:
  Net expenses after expense
    reimbursement(3)(5)                  %     2.50        2.50         2.50
  Gross expenses prior to expense
    reimbursement(3)                     %     3.35        3.36         3.48
  Net investment loss after expense
    reimbursement(3)(5)                  %    (2.42)      (2.11)       (2.09)
  Portfolio turnover rate                %       59         175          124

----------
(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4)  The Fund changed its fiscal year end to May 31.
(5) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses.

                                                         CLASS C
                                           -------------------------------------
                                           SEVEN MONTHS    YEAR       MARCH 1,
                                              ENDED        ENDED     2000(1) TO
                                             MAY 31,    OCTOBER 31,  OCTOBER 31,
                                             2002(4)       2001         2000
                                             -------       ----         ----
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period   $     3.84        8.52        10.00
  Income from investment operations:
  Net investment loss                    $    (0.07)      (0.17)       (0.07)
  Net realized and unrealized loss on
    investments                          $    (0.01)      (4.51)       (1.41)
  Total from investment operations       $    (0.08)      (4.68)       (1.48)
  Net asset value, end of period         $     3.76        3.84         8.52
TOTAL RETURN(2):                         %    (2.08)     (54.93)      (14.80)

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)      $      642         760        3,307
  Ratios to average net assets:
  Net expenses after expense
    reimbursement(3)(5)                  %     2.50        2.50         2.50
  Gross expenses prior to expense
    reimbursement(3)                     %     3.35        3.36         3.48
  Net investment loss after expense
    reimbursement(3)(5)                  %    (2.42)      (2.11)       (2.09)
  Portfolio turnover rate                %       59         175          124

----------
(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4)  The Fund changed its fiscal year end to May 31.
(5) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses.

                                                         CLASS I
                                           -------------------------------------
                                           SEVEN MONTHS    YEAR       MARCH 1,
                                              ENDED        ENDED     2000(1) TO
                                             MAY 31,    OCTOBER 31,  OCTOBER 31,
                                             2002(4)       2001         2000
                                             -------       ----         ----
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period   $     3.90        8.58        10.00
  Income from investment operations:
  Net investment loss                    $    (0.04)      (0.06)       (0.14)
  Net realized and unrealized loss on
    investments                          $    (0.02)      (4.62)       (1.28)
  Total from investment operations       $    (0.06)      (4.68)       (1.42)
  Net asset value, end of period         $     3.84        3.90         8.58
TOTAL RETURN(2):                         %    (1.54)     (54.55)      (14.20)

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)      $      775         839         1,569
  Ratios to average net assets:
  Net expenses after expense
    reimbursement(3)(5)                  %     1.50        1.50         1.50
  Gross expenses prior to expense
    reimbursement(3)                     %     2.35        2.36         2.48
  Net investment loss after expense
    reimbursement(3)(5)                  %    (1.42)      (1.11)       (1.09)
  Portfolio turnover rate                %       59         175          124

----------
(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4)  The Fund changed its fiscal year end to May 31.
(5) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses.

                                                             CLASS O
                                                 -------------------------------
                                                 SEVEN MONTHS
                                                    ENDED      AUGUST 6, 2001(1)
                                                   MAY 31,            TO
                                                   2002(4)     OCTOBER 31, 2001
                                                   -------     ----------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period      $        3.90            4.93
  Income from investment operations:
  Net investment loss                       $       (0.02)          (0.02)
  Net realized and unrealized loss on
    investments                             $       (0.05)          (1.01)
  Total from investment operations          $       (0.07)          (1.03)
  Net asset value, end of period            $        3.83            3.90
TOTAL RETURN(2):                            %       (1.80)         (20.89)

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)         $         610              30
  Ratios to average net assets:
  Net expenses after expense
    reimbursement(3)(5)                     %        1.75            1.75
  Gross expenses prior to expense
    reimbursement(3)                        %        2.60            2.61
  Net investment loss after expense
    reimbursement(3)(5)                     %       (1.73)          (1.36)
  Portfolio turnover rate                   %          59             175

----------
(1)  Commencement of offering of shares.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4)  The Fund changed its fiscal year end to May 31.
(5) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses.

                                                                      APPENDIX D

                                    ING FUNDS

     The following is a list of the ING Funds and the Classes of shares of each Fund that are expected to be offered at or shortly after the Reorganization:

FUND                                                      CLASSES OFFERED
----                                                      ---------------

U.S. EQUITY
-----------
Balanced Fund                                             A, B, C and I
Convertible Fund                                          A, B, C and Q
Corporate Leaders Trust Fund                              B
Equity and Bond Fund                                      A, B, C, Q and T
Financial Services Fund                                   A and B
Growth Fund                                               A, B, C and I
Growth and Income Fund                                    A, B, C and I
Growth + Value Fund                                       A, B, C and Q
Growth Opportunities Fund                                 A, B, C, I, Q and T
Index Plus LargeCap Fund                                  A, B, C and I
Index Plus MidCap Fund                                    A, B, C and I
Index Plus SmallCap Fund                                  A, B, C and I
LargeCap Growth Fund                                      A, B, C, I and Q
Large Company Value Fund                                  A, B, C, I and Q
MagnaCap Fund                                             A, B, C, I, M and Q
MidCap Opportunities Fund                                 A, B, C, I and Q
MidCap Value Fund                                         A, B, C, I and Q
Real Estate Fund                                          A, B, C, I and Q
Research Enhanced Index Fund                              A, B, C, I and Q
SmallCap Opportunities Fund                               A, B, C, Q, I and T
SmallCap Value Fund                                       A, B, C, I and Q
Small Company Fund                                        A, B, C and I
Tax-Efficient Equity Fund                                 A, B, and C
Technology Fund                                           A, B, C and I
Value Opportunity Fund                                    A, B, C and I

GLOBAL/INTERNATIONAL EQUITY
---------------------------
Emerging Countries Fund                                   A, B, C, M and Q
Global Real Estate Fund                                   A, B, and C
International Fund                                        A, B, C, I and Q
International Growth Fund                                 A, B, C and I
International SmallCap Growth Fund                        A, B, C and Q
International Value Fund                                  A, B, C, I and Q
Precious Metals Fund                                      A
Russia Fund                                               A
Worldwide Growth Fund                                     A, B, C and Q

FIXED INCOME
------------
Aeltus Money Market Fund                                  A, B, C and I
Bond Fund                                                 A, B, C and I
Classic Money Market Fund                                 A, B, C and I
GNMA Income Fund                                          A, B, C, I, M, Q and T
Government Fund                                           A, B, C and I
High Yield Opportunity Fund                               A, B, C, M, Q and T
High Yield Bond Fund                                      A, B, and C
Intermediate Bond Fund                                    A, B, C and I
Lexington Money Market Trust                              A
Money Market Fund                                         A, B, and C
National Tax-Exempt Bond Fund                             A, B and C
Strategic Bond Fund                                       A, B, C and Q

STRATEGIC ALLOCATION FUNDS
--------------------------
Strategic Allocation Growth Fund                          A, B, C and I
Strategic Allocation Balanced Fund                        A, B, C and I
Strategic Allocation Income Fund                          A, B, C and I

LOAN PARTICIPATION FUND
-----------------------
Senior Income Fund                                        A, B, C and Q

                                                                      APPENDIX E

           SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS

     The following tables provide information about the persons or entities who, to the knowledge of each Fund, owned beneficially or of record 5% or more of any class of that Fund's outstanding shares as of January 27, 2003:

ING TECHNOLOGY FUND

                                                                                            PERCENTAGE OF COMBINED
                                      PERCENT OF CLASS OF SHARES                                FUND AFTER THE
NAME AND ADDRESS OF SHAREHOLDER         AND TYPE OF OWNERSHIP        PERCENTAGE OF FUND         REORGANIZATION*
-------------------------------         ---------------------        ------------------         ---------------
ING National Trust                             Class A                     62.93%                    18.81%
AFS Central Valuation Unit                 74.33% holdings,
Attn: Gordon Elrod TN41                       Beneficial
151 Farmington Ave.
Hartford, CT 06156-0001

ING Life Insurance and                         Class A                      6.19%                     1.85%
Annuity Company                            7.32% holdings,
151 Farmington Ave.                           Beneficial
Hartford, CT 06156-0001

State Street Bk. & Tr. Co. Cust.               Class B                      0.39%                     0.12%
FBO Inell R. Moore                         5.46% holdings,
Roth IRA                                     Shareholder
600-48th St.
Port Arthur, TX 77640-2579

LPL Financial Services                         Class B                      0.39%                     0.12%
A/C 2271-0897                              5.42% holdings,
9785 Towne Centre Dr.                         Beneficial
San Diego, CA 92121-1968

LPL Financial Services                         Class B                      0.37%                     0.11%
A/C 6289-9481                              5.17% holdings,
9785 Towne Centre Dr.                         Beneficial
San Diego, CA 92121-1968

Donaldson Lufkin Jenrette                      Class I                      0.34%                     0.10%
Securities Corp., Inc.                     6.93% holdings,
PO Box 2052                                   Beneficial
Jersey City, NJ 07303-2052

ING GLOBAL TECHNOLOGY FUND

                                                                                            PERCENTAGE OF COMBINED
                                      PERCENT OF CLASS OF SHARES                                FUND AFTER THE
NAME AND ADDRESS OF SHAREHOLDER         AND TYPE OF OWNERSHIP        PERCENTAGE OF FUND         REORGANIZATION*
-------------------------------         ---------------------        ------------------         ---------------
ING National Trust                             Class I                      8.50%                     5.96%
151 Farmington Ave. #41                     100% holdings,
Hartford, CT 06156-0001                       Beneficial

----------
* On a PRO FORMA basis, assuming that the value of the shareholder's interest in the Fund on the date of consummation of the Reorganization is the same as on January 27, 2003.

                                     PART B
                              ING SERIES FUND, INC.

 ------------------------------------------------------------------------------

                       Statement of Additional Information
                                February 21, 2003

 ------------------------------------------------------------------------------

Acquisition of the Assets and Liabilities of           By and in Exchange for Shares of
ING Global Technology Fund                             ING Technology Fund
(a series of ING Mutual Funds)                         (a series of ING Series Fund, Inc.)
7337 East Doubletree Ranch Road                        7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034                         Scottsdale, Arizona 85258-2034

This Statement of Additional Information is available to the shareholders of ING Global Technology Fund in connection with a proposed transaction whereby all of the assets and liabilities of ING Global Technology Fund, a series of ING Mutual Funds, will be transferred to ING Technology Fund, a series of ING Series Fund, Inc., in exchange for shares of ING Technology Fund.

This Statement of Additional Information of ING Series Fund, Inc. consists of this cover page and the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1. The Statement of Additional Information for ING Global Technology Fund dated September 23, 2002, as filed on September 23, 2002.

2. The Statement of Additional Information for ING Technology Fund dated October 1, 2002, as filed on September 30, 2002.

3. The Financial Statements of ING Global Technology Fund are included in the Annual Report of ING Mutual Funds dated October 31, 2002, as filed on January 7, 2003.

4. The Financial Statements of ING Global Technology Fund are included in the Semi-Annual Report of ING Funds Trust dated April 30, 2002, as filed on June 25, 2002 (with respect to Class A, Class B, and Class C) and June 28, 2002 (with respect to Class I).

5. The Financial Statements of ING Technology Fund are included in the Annual Report of ING Series Fund, Inc. dated May 31, 2002, as filed on July 12, 2002.

6. The Financial Statements of ING Technology Fund are included in the Semi-Annual Report of ING Series Fund, Inc. dated November 30, 2002, as filed on January 31, 2003.

This Statement of Additional Information is not a prospectus. A Prospectus/Proxy Statement dated February 21, 2003 relating to the Reorganization of ING Global Technology Fund may be obtained, without charge, by writing to the ING Funds at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or calling 1-800-992-0180. This Statement of Additional Information should be read in conjunction with the Prospectus/Proxy Statement.

                         PRO FORMA FINANCIAL STATEMENTS

     Shown below are financial statements for each Fund and pro forma financial statements for the combined Fund, assuming the Reorganization is consummated, as of October 31, 2002. The first table presents Statements of Assets and Liabilities for each Fund and estimated pro forma figures for the combined Fund. The second table presents Statements of Operations for each Fund and estimated pro forma figures for the combined Fund. The third table presents Portfolio of Investments for each Fund and estimated pro forma figures for the combined Fund. The tables are followed by the Notes to the Pro Forma Financial Statements (unaudited).

STATEMENTS OF ASSETS AND LIABILITIES AS OF OCTOBER 31, 2002

                                                           ING              ING
                                                        TECHNOLOGY         GLOBAL                          PRO FORMA
                                                           FUND          TECHNOLOGY        PRO FORMA        COMBINED
                                                        (UNAUDITED)         FUND          ADJUSTMENTS      (UNAUDITED)
                                                       -------------    -------------    -------------    -------------
ASSETS:
Investments in securities, at value*                   $   9,766,225    $  32,140,954                     $  41,907,179
Short-term investments, at amortized cost                    733,000               --                           733,000
Cash                                                              61               --                                61
Receivables:
  Investment securities sold                                      --          437,593                           437,593
  Fund shares sold                                            25,435          101,904                           127,339
  Dividends and interest                                         347            3,918                             4,265
  Other                                                           --              422                               422
Other investments                                                 --        1,474,460                         1,474,460
Prepaid expenses                                              24,411           19,061                            43,472
Reimbursement due from manager                                15,342               --                            15,342
                                                       -------------    -------------    -------------    -------------
      Total assets                                        10,564,821       34,178,312               --       44,743,133
                                                       -------------    -------------    -------------    -------------
LIABILITIES:
Payable for investment securities purchased                       --          298,763                           298,763
Payable for fund shares redeemed                                  --           40,100                            40,100
Payable for securities loaned                                     --        1,474,460                         1,474,460
Payable to affiliates                                         11,471           89,112                           100,583
Payable to custodian                                              --           35,702                            35,702
Payable to transfer agent                                         --           14,399                            14,399
Other accrued expenses and liabilities                        17,697          272,876                           290,573
                                                       -------------    -------------    -------------    -------------
      Total liabilities                                       29,168        2,225,412               --        2,254,580
                                                       -------------    -------------    -------------    -------------
NET ASSETS                                             $  10,535,653    $  31,952,900    $          --    $  42,488,553
                                                       =============    =============    =============    =============

NET ASSETS CONSIST OF:
Paid-in capital                                        $  27,263,015    $ 382,412,248                     $ 409,675,263
Accumulated net investment loss                              (64,047)              --                           (64,047)
Accumulated net realized loss on investments
  and foreign currencies                                 (14,503,911)    (334,137,799)                     (348,641,710)
Net unrealized depreciation of investments
  and foreign currencies                                  (2,159,404)     (16,321,549)                      (18,480,953)
                                                       -------------    -------------    -------------    -------------
NET ASSETS                                             $  10,535,653    $  31,952,900    $          --    $  42,488,553
                                                       =============    =============    =============    =============

*Cost of securities                                    $  11,925,629    $  48,462,848    $          --    $  60,388,477

CLASS A:
  Net Assets                                              $ 7,758,510     $14,121,709                      $21,880,219
  Shares outstanding                                        2,892,088       4,077,699     1,191,595(A)       8,161,382
  Net asset value and redemption price per share          $      2.68     $      3.46                      $      2.68
  Maximum offering price per share (B)                    $      2.84     $      3.67                      $      2.84

CLASS B:
  Net Assets                                              $   803,324     $11,623,277                      $12,426,601
  Shares outstanding                                          305,424       3,469,497       950,000(A)       4,724,921
  Net asset value and redemption price per share          $      2.63     $      3.35                      $      2.63

CLASS C:
  Net Assets                                              $   390,870     $ 3,700,934                      $ 4,091,804
  Shares outstanding                                          148,591     $ 1,107,783       299,416(A)       1,555,790
  Net asset value and redemption price per share          $      2.63     $      3.34                      $      2.63

CLASS I:
  Net Assets                                              $   536,409     $ 2,506,980                      $ 3,043,389
  Shares outstanding                                          198,592     $   722,594       205,917(A)       1,127,103
  Net asset value and redemption price per share          $      2.70     $      3.47                      $      2.70
  Maximum offering price per share

CLASS O:
  Net Assets                                              $ 1,046,540             n/a                      $ 1,046,540
  Shares outstanding                                          389,173             n/a                          389,173
  Net asset value and redemption price per share          $      2.69             n/a                      $      2.69

(A) Reflects new shares issued, net of retired shares of Global Technology Fund. (Calculation: Net Assets / NAV per share)
(B) Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

STATEMENTS OF OPERATIONS (UNAUDITED)

                                                              ING               ING
                                                           TECHNOLOGY     GLOBAL TECHNOLOGY       PRO FORMA            PRO FORMA
                                                              FUND              FUND             ADJUSTMENTS           COMBINED
                                                         ----------------  ----------------    ----------------     ----------------
                                                              YEAR              YEAR                YEAR                 YEAR
                                                              ENDED             ENDED               ENDED                ENDED
                                                         OCTOBER 31, 2002  OCTOBER 31, 2002    OCTOBER 31, 2002     OCTOBER 31, 2002
                                                         ----------------  ----------------    ----------------     ----------------
INVESTMENT INCOME:
Dividends, net of foreign taxes*                           $      9,867      $     19,337                             $     29,204
Interest                                                          8,563             7,587                                   16,150
Other                                                                --             3,925                                    3,925
Securities loaned income                                             --               907                                      907
                                                           ------------      ------------        ------------         ------------
       Total investment income                                   18,430            31,756                  --               50,186
                                                           ------------      ------------        ------------         ------------
EXPENSES:
Investment management fees                                      134,466           525,071             (83,983)(A)          575,554
Distribution and service fees:
  Class A                                                        24,198            78,649             (22,561)(A)           80,286
  Class B                                                        11,698           127,662                                  139,360
  Class C                                                         6,592            42,971                                   49,563
  Class O                                                         1,319                --                                    1,319
Transfer agent fees                                             101,460            93,039                                  194,499
Administrative and service fees                                  11,676            41,866              (9,690)(A)           43,852
Shareholder reporting fees                                       11,457            14,212                                   25,669
Registration and filing fees                                     37,319            70,419             (14,928)(B)           92,810
Professional fees                                                23,021            19,000              (7,600)(B)           34,421
Custody and accounting fees                                       2,315            22,214                                   24,529
Directors' fees                                                     795             3,463                                    4,258
Insurance fees                                                       56                --                                       56
Miscellaneous fees                                                  631            19,452                                   20,083
Merger expense                                                       --            33,733             (33,733)                  --
                                                           ------------      ------------        ------------         ------------
       Total expenses                                           367,003         1,091,751            (172,495)           1,286,259
Less:
       Waived and reimbursed fees                               135,206           109,105             (88,339)(A)          155,972
                                                           ------------      ------------        ------------         ------------
       Net expenses                                             231,797           982,646             (84,156)           1,130,287
                                                           ------------      ------------        ------------         ------------
Net investment loss                                            (213,367)         (950,890)             84,156           (1,080,101)
                                                           ------------      ------------        ------------         ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCIES:
    Net realized loss on investments                         (3,958,546)      (47,473,033)                             (51,431,579)
    Net realized loss on foreign currencies                                        (4,672)                                  (4,672)
    Net change in unrealized appreciation (depreciation)
      of investments and foreign currencies                    (800,383)       23,679,264                               22,878,881
                                                           ------------      ------------        ------------         ------------
          Net realized and unrealized loss on
            investments and foreign currencies               (4,758,929)      (23,798,441)                 --          (28,557,370)
                                                           ------------      ------------        ------------         ------------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS           $ (4,972,296)     $(24,749,331)       $     84,156         $(29,637,471)
                                                           ============      ============        ============         ============

* Foreign taxes                                            $        369      $         --                             $        369

(A)  Reflects adjustment in expenses due to effects of new contractual rates.
(B)  Reflects adjustment in expenses due to elimination of duplicative services.

PORTFOLIOS OF INVESTMENTS AS OF OCTOBER 31, 2002 (UNAUDITED)

                 ING                                                                                         ING
    ING        GLOBAL                                                                          ING          GLOBAL
TECHNOLOGY   TECHNOLOGY   PRO FORMA                                                        TECHNOLOGY     TECHNOLOGY    PRO FORMA
  SHARES       SHARES       SHARES                   COMMON STOCK: 98.63%                     VALUE         VALUE         VALUE
  ------       ------       ------                                                            -----         -----         -----
                                           BERMUDA: 1.55%
        --    39,000.00    39,000.00   @   Accenture Ltd.                                 $         --   $   658,320   $   658,320
                                                                                          ----------------------------------------
                                           TOTAL BERMUDA                                            --       658,320       658,320
                                                                                          ----------------------------------------
                                           CANADA: 1.28%
        --    39,300.00    39,300.00   @   Celestica, Inc.                                          --       542,340       542,340
                                                                                          ----------------------------------------
                                           TOTAL CANADA                                             --       542,340       542,340
                                                                                          ----------------------------------------
                                           FINLAND: 1.86%
 16,000.00           --    16,000.00       Nokia Corp Spon ADR                                 265,920            --       265,920
        --    30,950.00    30,950.00       Nokia OYJ ADR                                            --       524,237       524,237
                                                                                          ----------------------------------------
                                           TOTAL FINLAND                                       265,920       524,237       790,157
                                                                                          ----------------------------------------
                                           GERMANY: 2.60%
        --    31,200.00    31,200.00       Infineon Technologies AG                                 --       303,525       303,525
        --    10,440.00    10,440.00       SAP AG                                                   --       802,201       802,201
                                                                                          ----------------------------------------
                                           TOTAL GERMANY                                            --     1,105,726     1,105,726
                                                                                          ----------------------------------------
                                           ISRAEL: 0.36%
        --    11,200.00    11,200.00   @   Check Point Software Technologies                        --       154,448       154,448
                                                                                          ----------------------------------------
                                           TOTAL ISRAEL                                             --       154,448       154,448
                                                                                          ----------------------------------------
                                           JAPAN: 1.97%
        --       113.00       113.00       NTT Data Corp.                                                    340,680       340,680
        --        65.00        65.00       NTT DoCoMo, Inc.                                                  119,699       119,699
        --     8,800.00     8,800.00       Sony Corp.                                               --       377,886       377,886
                                                                                          ----------------------------------------
                                           TOTAL JAPAN                                              --       838,265       838,265
                                                                                          ----------------------------------------
                                           NETHERLANDS: 1.31%
        --    33,500.00    33,500.00   @   ASML Holding NV                                                   292,814       292,814
        --    14,700.00    14,700.00       Koninklijke Philips Electronics NV                       --       262,784       262,784
                                                                                          ----------------------------------------
                                           TOTAL NETHERLANDS                                        --       555,598       555,598
                                                                                          ----------------------------------------
                                           SOUTH KOREA: 1.06%
        --     1,600.00     1,600.00       Samsung Electronics Co Ltd.                              --       451,165       451,165
                                                                                          ----------------------------------------
                                           TOTAL SOUTH KOREA                                        --       451,165       451,165
                                                                                          ----------------------------------------
                                           SINGAPORE: 0.81%
 41,050.00           --    41,050.00   @   Flextronics Intl Ltd.                               343,178            --       343,178
                                                                                          ----------------------------------------
                                           TOTAL SINGAPORE                                     343,178            --       343,178
                                                                                          ----------------------------------------
                                           SWITZERLAND: 0.40%
        --     8,600.00     8,600.00       STMicroelectronics NV                                    --       170,300       170,300
                                                                                          ----------------------------------------
                                           TOTAL SWITZERLAND                                        --       170,300       170,300
                                                                                          ----------------------------------------
                                           TAIWAN: 1.08%
 58,560.00           --    58,560.00   @   Taiwan Semiconductor Mfg Co. ADR                    457,939            --       457,939
                                                                                          ----------------------------------------
                                           TOTAL TAIWAN                                        457,939            --       457,939
                                                                                          ----------------------------------------

                 ING                                                                                         ING
    ING        GLOBAL                                                                          ING          GLOBAL
TECHNOLOGY   TECHNOLOGY   PRO FORMA                                                        TECHNOLOGY     TECHNOLOGY    PRO FORMA
  SHARES       SHARES       SHARES                                                            VALUE         VALUE         VALUE
  ------       ------       ------                                                            -----         -----         -----
                                           UNITED STATES: 84.35%
        --    41,850.00    41,850.00   @   Activision, Inc.                                         --       857,925       857,925
        --   165,100.00   165,100.00   @   Advanced Micro Devices, Inc.                             --     1,013,714     1,013,714
  5,600.00           --     5,600.00   @   Affiliated Computer Services, Inc.                  257,880            --       257,880
 22,650.00           --    22,650.00   @   Altera Corporation                                  265,458            --       265,458
        --    36,950.00    36,950.00   @   Amazon.Com, Inc.                                         --       715,352       715,352
        --    32,700.00    32,700.00   @   Analog Devices, Inc.                                     --       876,360       876,360
    200.00           --       200.00   @   Anteon International Corp.                            4,600            --         4,600
        --    42,430.00    42,430.00   @   AOL Time Warner, Inc.                                    --       625,843       625,843
 21,500.00    29,300.00    50,800.00   @   Applied Materials, Inc.                             323,145       440,379       763,524
        --    18,000.00    18,000.00   @   Applied Micro Circuits Corp.                             --        70,200        70,200
 22,400.00           --    22,400.00   @   ASM Lithography                                     192,640            --       192,640
 13,550.00           --    13,550.00   @   Best Buy Co., Inc.                                  279,266            --       279,266
 18,900.00    14,200.00    33,100.00   @   BMC Software, Inc.                                  301,266       226,348       527,614
        --    16,694.00    16,694.00   @   Broadcom Corp.                                           --       199,994       199,994
 25,700.00           --    25,700.00   @   Cadence Design Systems, Inc.                        260,341            --       260,341
  8,350.00           --     8,350.00   @   Cdw Computer Centers, Inc.                          442,717            --       442,717
        --    28,800.00    28,800.00   @   Cendant Corp.                                            --       331,200       331,200
 28,800.00   114,852.00   143,652.00   @   Cisco Systems, Inc.                                 321,984     1,284,045     1,606,029
 10,200.00           --    10,200.00   @   Computer Sciences Corp.                             329,358            --       329,358
        --    25,500.00    25,500.00   @   Cymer, Inc.                                              --       640,560       640,560
 22,200.00    54,100.00    76,300.00   @   Dell Computer Corp.                                 635,142     1,547,801     2,182,943
  5,100.00    17,650.00    22,750.00   @   eBay, Inc.                                          322,626     1,116,186     1,438,812
        --    20,300.00    20,300.00   @   Electronic Arts, Inc.                                    --     1,321,936     1,321,936
        --   146,550.00   146,550.00   @   EMC Corp./Massachusetts                                  --       748,871       748,871
        --    56,900.00    56,900.00   @   Fairchild Semiconductor International, Inc.              --       677,110       677,110
        --    16,060.00    16,060.00   @   First Data Corp.                                         --       561,136       561,136
 20,600.00           --    20,600.00       Hewlett Packard Company                             325,480            --       325,480
 18,700.00           --    18,700.00   @   Integrated Device                                   184,700            --       184,700
 26,100.00    64,471.00    90,571.00       Intel Corp.                                         451,530     1,115,348     1,566,878
        --     8,962.00     8,962.00   @   International Business Machines Corp.                    --       707,460       707,460
        --    12,100.00    12,100.00   @   Intersil Corp.                                           --       205,579       205,579
  9,500.00           --     9,500.00   @   Intuit Inc.                                         493,240            --       493,240
 25,500.00    45,000.00    70,500.00   @   Lam Research Corp.                                  321,045       566,550       887,595
 27,500.00           --    27,500.00   @   Lsi Logic Corp.                                     162,250            --       162,250
 21,050.00    50,740.00    71,790.00   @   Micron Technology, Inc.                             336,800       811,840     1,148,640
 12,050.00    38,344.00    50,394.00   @   Microsoft Corp.                                     644,314     2,050,254     2,694,568
 20,300.00           --    20,300.00   @   Network Associates, Inc.                            322,567            --       322,567
  8,750.00    24,600.00    33,350.00   @   Novellus Systems, Inc.                              276,500       777,360     1,053,860
        --    23,700.00    23,700.00   @   Nvidia Corp.                                             --       282,030       282,030
        --   107,638.00   107,638.00   @   Openwave Systems, Inc.                                   --       117,325       117,325
 25,750.00    64,092.00    89,842.00   @   Oracle Corp.                                        262,393       653,097       915,490
        --    71,400.00    71,400.00   @   Peoplesoft, Inc.                                         --     1,292,340     1,292,340
        --    19,800.00    19,800.00   @   QLogic Corp.                                             --       688,248       688,248
  9,050.00     2,300.00    11,350.00   @   Qualcomm, Inc.                                      312,406        79,396       391,802
        --    47,042.00    47,042.00   @   RF Micro Devices, Inc.                                   --       399,340       399,340
        --     3,571.00     3,571.00   @   SAFLINK Corp.                                            --        11,427        11,427
        --   125,500.00   125,500.00   @   Sanmina-SCI Corp.                                        --       386,540       386,540
        --   139,216.00   139,216.00   @   Sun Microsystems, Inc.                                   --       412,219       412,219
        --    21,500.00    21,500.00   @   Sungard Data Systems, Inc.                               --       476,655       476,655
 14,650.00    57,200.00    71,850.00       Texas Instruments, Inc.                             232,349       907,192     1,139,541
        --    45,200.00    45,200.00   @   THQ, Inc.                                                --       653,592       653,592
        --    26,200.00    26,200.00   @   USA Interactive                                          --       663,908       663,908
 10,550.00           --    10,550.00   @   Vishay Intertechnology, Inc.                        108,665            --       108,665
 17,300.00     8,300.00    25,600.00   @   Xilinx, Inc.                                        328,527       157,617       486,144
        --    31,520.00    31,520.00   @   Yahoo, Inc.                                              --       470,278       470,278
                                                                                          ----------------------------------------
                                           TOTAL UNITED STATES                               8,699,187    27,140,555    35,839,742
                                                                                          ----------------------------------------
                                           Total Common Stock (Cost $11,925,629,
                                             $48,462,848, $60,388,477)                       9,766,225    32,140,954    41,907,179
                                                                                          ----------------------------------------

                 ING                                                                                         ING
    ING        GLOBAL                                                                          ING          GLOBAL
TECHNOLOGY   TECHNOLOGY   PRO FORMA                                                        TECHNOLOGY     TECHNOLOGY    PRO FORMA
  SHARES       SHARES       SHARES                                                            VALUE         VALUE         VALUE
  ------       ------       ------                                                            -----         -----         -----
                                                SHORT TERM INVESTMENTS: 1.73%
          PRINCIPAL AMOUNT
------------------------------------
                                           REPURCHASE AGREEMENT: 1.73%
$  733,000   $       --   $  733,000       State Street Bank Repurchase Agreement              733,000            --       733,000
                                                                                          ----------------------------------------

                                           Total Short-Term Investments (Cost
                                             $733,000,$0, $733,000)                            733,000            --       733,000
                                                                                          ----------------------------------------



                                           TOTAL INVESTMENTS IN SECURITIES
                                             (COST $12,658,629, $48,462,848,
                                             $61,121,477)                       100.36%     10,499,225    32,140,954    42,640,179
                                           OTHER ASSETS AND LIABILITIES-NET      -0.36%         36,428      (188,054)     (151,626)
                                                                                --------------------------------------------------
                                           NET ASSETS                           100.00%   $ 10,535,653   $31,952,900   $42,488,553
                                                                                ==================================================

@    Non-income producing security
ADR  American Depository Receipt

                                                       GLOBAL
                                  TECHNOLOGY FUND  TECHNOLOGY FUND   PRO FORMA
                                   PERCENTAGE OF    PERCENTAGE OF  PERCENTAGE OF
INDUSTRY                             NET ASSETS       NET ASSETS     NET ASSETS
--------                             ----------       ----------     ----------
Commercial Services                        --             3.10%          2.32%
Computers                               17.20%           12.18%         13.43%
Electronics                              4.29%            5.77%          5.40%
Home Furnishings                           --             1.18%          0.89%
Internet                                 6.12%            8.05%          7.58%
Leisure Time                               --             2.08%          1.56%
Media                                      --             1.96%          1.47%
Retail                                   6.85%              --           1.70%
Semiconductors                          33.53%           31.32%         31.87%
Software                                16.15%           26.35%         23.82%
Telecommunications                       8.55%            8.60%          8.59%
Short-Term investments                   6.96%              --           1.73%
Other Assets and Liabilities, Net        0.35%           -0.59%         -0.36%
                                       ------           ------         ------
NET ASSETS                             100.00%          100.00%        100.00%
                                       ======           ======         ======

NOTES TO UNAUDITED PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 - BASIS OF COMBINATION:

     On August 20, 2002, the Board of Trustees of ING Global Technology Fund ("Global Technology Fund") and on September 26, 2002 the Board of Directors of ING Technology Fund ("Technology Fund"), approved an Agreement and Plan of Reorganization (the "Plan") whereby, subject to approval by the shareholders of Global Technology Fund, Technology Fund will acquire all of the assets of the Global Technology Fund, be subject to the liabilities of such Fund, in exchange for a number of shares of Technology Fund equal in value to the net assets of the Global Technology Fund (the "Merger").

     The Merger will be accounted for as a tax-free merger of investment companies. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at October 31, 2002. The unaudited pro forma portfolio of investments, and statement of assets and liabilities reflect the financial position of Global Technology Fund and Technology Fund at October 31, 2002. The unaudited pro forma statement of operations reflects the results of operations of Global Technology Fund and Technology Fund for the year ended October 31, 2002. These statements have been derived from the Funds' respective books and records utilized in calculating daily net asset value at the date indicated above for Global Technology Fund and Technology Fund under generally accepted accounting principles. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of Technology Fund for pre-combination periods will not be restated.

     The unaudited pro forma portfolio of investments, and unaudited statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of each Fund which are incorporated by reference in the Statements of Additional Information.

NOTE 2 - SECURITY VALUATION:

     Investments in equity securities traded on a national securities exchange or included on the NASDAQ National Market System are valued at the last reported sale price. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. U.S. Government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. All investments quoted in foreign currencies will be valued daily in U.S. Dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by each Fund's Custodian. Securities for which market quotations are not readily available are valued at their respective fair values as determined in good faith and in accordance with policies set by the Board of Directors. Investments in securities maturing in less than 60 days are valued at amortized cost, which, when combined with accrued interest, approximates market value.

NOTE 3 - CAPITAL SHARES:

     The unaudited pro forma net asset value per share assumes additional shares of common stock issued in connection with the proposed acquisition of Global Technology Fund by Technology Fund as of October 31, 2002. The number of additional shares issued was calculated by dividing the net asset value of each Class of Global Technology Fund by the respective Class net asset value per share of Technology Fund.

NOTE 4  - UNAUDITED PRO FORMA ADJUSTMENTS:

     The accompanying unaudited pro forma financial statements reflect changes in fund shares as if the merger had taken place on October 31, 2002. Global Technology Fund expenses were adjusted assuming Technology Fund's fee structure was in effect for the year ended October 31, 2002.

NOTE 5 - MERGER COSTS:

     Merger costs are estimated at approximately $62,500 and are not included in the unaudited pro forma statement of operations since these costs are not reoccurring. These costs represent the estimated expense of both Funds carrying out their obligations under the Plan and consist of management's estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed merger. ING Investments LLC, Investment Adviser to the Funds, will bear half of the cost of the Reorganization. The Funds will bear the other half of the expenses relating to the proposed Reorganization.

NOTE 6 - FEDERAL INCOME TAXES:

     It is the policy of the Funds, to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. In addition, by distributing during each calendar year substantially all of its net investment income and net realized capital gains, each Fund intends not to be subject to any federal excise tax.

     The Fund intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. The amount of capital loss carryforward, which may offset Technology Fund's capital gains in any given year, may be limited as a result of previous reorganizations. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

                                     PART C
                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

     Article 12, Section (d) of the Registrant's Form of Articles of Amendment and Restatement, incorporated herein by reference to Exhibit (a) to Registrant's Registration Statement on Form N-1A (File No. 33-41694), as filed herein, provides  for  indemnification  of directors  and  officers.  In  addition,  the
Registrant's officers and directors are covered under a directors and officers/errors and omissions liability insurance policy issued by ICI Mutual Insurance Company, which expires October 1, 2003.

     Section XI.B of the Form of Administrative Services Agreement, incorporated herein by reference to Exhibit (h.1) to Registrant's Registration Statement on Form N-1A (File No. 33-41694), as filed herein, provides for indemnification of the Administrator.

     Section 8 of the Form of Underwriting Agreement, incorporated herein by reference to Exhibit (e.1) to Registrant's Statement on Form N-1A (File No. 33-41694), as filed herein, provides for indemnification of the Underwriter, its several officers and directors, and any person who controls the Underwriter within the meaning of Section 15 of the Securities Act of 1933.

     Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any "improper personal benefit"; and (2) that a corporation must (unless otherwise provided in the corporation's charter or articles of incorporation) indemnify a director who is successful on the merits in defending a suit against him by reason of being a director for "reasonable expenses." The statutory provisions are not exclusive; i.e., a corporation may provide greater indemnification rights than those provided by statute.

ITEM 16. EXHIBITS

(1) (A) Form of Articles of Amendment and Restatement -- Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant's Form N-1A
          Registration Statement on July 24, 2002 and incorporated herein by reference.
     (B) Form of Articles of Amendment -- Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant's Form N-1A Registration Statement on July 24, 2002 and incorporated herein by reference.

(2)  (A)  Form of  Amended  and  Restated  By-Laws  --  Filed as an  Exhibit  to
          Post-Effective Amendment No. 46 to the Registrant's Form N-1A Registration Statement on December 15, 2002 and incorporated herein by reference.

(3)  Not Applicable

(4) Form of Agreement and Plan of Reorganization between ING Series Fund, Inc., on behalf of ING Technology Fund and ING Mutual Funds, on behalf of ING Global Technology Fund -- Filed herewith.

(5) Instruments defining the rights of holders -- set forth in the Articles of Amendment and Restated.

(6) (A) Form of Investment Management Agreement between ING Investments, LLC and ING Series Fund, Inc. -- Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's N-1A Registration Statement on February 27, 2002 and incorporated herein by reference.
     (B) Form of Sub-Advisory Agreement among ING Series Fund, Inc., ING Investments, LLC and Aeltus Investment Management, Inc. -- Filed as an Exhibit to Post-Effective Amendment No. 52 to Registrant's N-1A Registration Statement on February 27, 2002 and incorporated herein by reference.
     (C) Form of Interim Sub-Advisory Agreement among ING Series Fund, Inc., ING Investments, LLC and AIC Asset Management, LLC, on behalf of ING Technology Fund -- Filed as an Exhibit to Post-Effective Amendment No. 54 to Registrant's N-1A Registration Statement on July 24, 2002, and incorporated herein by reference.

(7) (A) Form of Underwriting Agreement between ING Series Fund, Inc. and ING Funds Distributor, Inc. -- Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's N-1A Registration Statement on February 27, 2002 and incorporated herein by reference.
     (B) Form of Master Selling Dealer Agreement -- Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's N-1A Registration Statement on December 15, 2002 and incorporated herein by reference.

(8) (A) Directors' Deferred Compensation Plan -- Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's N-1A Registration Statement on January 16, 1998 and incorporated herein by reference.

(9) (A) Form of Custody Agreement between ING Series Fund, Inc. and Statement Street Bank and Trust Company -- Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's N-1A Registration Statement on February 27, 2002 and incorporated herein by reference.
     (B) Form of Custodian Agreement between ING Series Fund, Inc. and Brown Brothers Harriman & Company, on behalf of ING International Growth Fund -- Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's N-1A Registration Statement on February 27, 2002 and incorporated herein by reference.
     (C) Form of Recordkeeping Agreement between ING Series Fund, Inc. and State Street Bank and Trust Company -- Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's N-1A Registration Statement on February 27, 2002 and incorporated herein by reference.

(10) (A) Form of Amended and Restated Distribution and Shareholder Services Plan for Class A - Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's N-1A Registration Statement on February 27, 2002 and incorporated herein by reference.
     (B) Form of Amended and Restated Distribution and Shareholder Services Plan for Class B - Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's N-1A Registration Statement on February 27, 2002 and incorporated herein by reference.
     (C) Form of Amended and Restated Distribution and Shareholder Services Plan for Class C - Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's N-1A Registration Statement on February 27, 2002 and incorporated herein by reference.
     (D) Form of Amended and Restated Distribution and Shareholder Services Plan (Brokerage Cash Reserves) -- Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's N-1A Registration Statement on February 27, 2002 and incorporated herein by reference.

     (E) Form of Amendment to Amended and Restated Shareholder Services Plan for Class O -- Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's N-1A Registration Statement on February 27, 2002 and incorporated herein by reference.
     (F) Form of Amended and Restated Multiple Class Plan -- Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's N-1A Registration Statement on February 27, 2002 and incorporated herein by reference.

(11) Form of Opinion and Consent of Counsel - previously filed as an Exhibit to Registrant's Registration Statement on Form N-14 on November 20, 2002 and incorporated herein by reference.

(12) Form of Opinion of Counsel Supporting Tax Matters and Consequences -- To Be Filed in a Subsequent Post-Effective Amendment.

(13) (A) Form of Administration Agreement between ING Funds Services, LLC and ING Series Fund, Inc. -- Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's N-1A Registration Statement on February 27, 2002 and incorporated herein by reference.
     (G) Form of Expense Limitation Agreement between ING Series Fund, Inc. and ING Investments, LLC -- Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's N-1A Registration Statement on February 27, 2002 and incorporated herein by reference.

(14) (A)  Consent of Independent  Accountants -- Filed herewith.
     (B)  Consent of Independent Auditors -- Filed herewith.

(15) Not Applicable

(16) (A) Powers of Attorney for J. Scott Fox, James M. Hennessy, Michael J. Roland, Albert E. DePrince, Jr., Maria T. Fighetti, David L. Grove, Sidney Koch, Thomas J. McInerney, Corine T. Norgaard, and Edward T. O'Dell - previously filed as an Exhibit to Registrant's Registration Statement on Form N-14 on November 20, 2002 and incorporated herein by reference.
     (B)  Power of Attorney for Joseph E. Obermeyer -- Filed herewith.

(17) Not Applicable

ITEM 17. UNDERTAKINGS

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the 1933 Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 1 to its Registration Statement on Form N-14 pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 18th day of February, 2003.

                                        ING SERIES FUND, INC.

                                        By: /s/ Kimberly A. Anderson
                                            ------------------------------------
                                            Kimberly A. Anderson
                                            Vice President and Secretary

     Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

         SIGNATURE                         TITLE                      DATE
         ---------                         -----                      ----

                                Director                       February 18, 2003
----------------------------
       J. Scott Fox*

                                President, Chief Executive     February 18, 2003
----------------------------    Officer and Chief Operating
     James M. Hennessy*         Officer

                                Executive Vice President and   February 18, 2003
----------------------------    Principal Financial Officer
     Michael J. Roland*

                                Director                       February 18, 2003
----------------------------
  Albert E. DePrince, Jr.*

                                Director                       February 18, 2003
----------------------------
     Maria T. Fighetti*

                                Director                       February 18, 2003
----------------------------
      David L. Grove*

                                Director                       February 18, 2003
----------------------------
        Sidney Koch*

                                Director                       February 18, 2003
----------------------------
    Thomas J. McInerney*

                                Director                       February 18, 2003
----------------------------
    Corine T. Norgaard*

                                Director                       February 18, 2003
----------------------------
    Joseph E. Obermeyer*

                                Director                       February 18, 2003
----------------------------
     Edward T. O'Dell*

*By: /s/ Kimberly A. Anderson
     ----------------------------
     Kimberly A. Anderson,
     Vice President and Secretary
     Attorney-in-Fact**

** Executed pursuant to powers of attorney for J. Scott Fox, James M. Hennessy, Michael J. Roland, Albert E. DePrince, Jr., Maria T. Fighetti, David L. Grove, Sidney Koch, Thomas J. McInerney, Corine T. Norgaard and Edward T. O'Dell filed as an Exhibit to Registrant's Registration Statement on Form N-14 on November 20, 2002 and incorporated herein by reference. Executed pursuant to power of attorney for Joseph E. Obermeyer filed herewith.

                                  EXHIBIT INDEX

(4) Form of Agreement and Plan of Reorganization between ING Series Fund, Inc., on behalf of ING Technology Fund and ING Mutual Funds, on behalf of ING Global Technology Fund.

(14) (A)  Consent of Independent Accountants

     (B)  Consent of Independent Auditors

(16) Power of Attorney for Joseph E. Obermeyer